UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Semiannual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,049.70	$ 4.96**
Hypothetical A	$ 1,000.00	$ 1,020.09	$ 4.89**
Class T
Actual	$ 1,000.00	$ 1,048.60	$ 5.16
Hypothetical A	$ 1,000.00	$ 1,019.90	$ 5.09
Class B
Actual	$ 1,000.00	$ 1,045.10	$ 8.67
Hypothetical A	$ 1,000.00	$ 1,016.45	$ 8.55
Class C
Actual	$ 1,000.00	$ 1,044.80	$ 9.33
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
Strategic Real Return
Actual	$ 1,000.00	$ 1,050.80	$ 3.83
Hypothetical A	$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class
Actual	$ 1,000.00	$ 1,049.70	$ 3.99
Hypothetical A	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.97%**
Class T	1.01%
Class B	1.70%
Class C	1.83%
Strategic Real Return	.75%
Institutional Class	.78%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been 1.07% and the expenses paid in the actual and hypothetical examples above would have been $5.47 and $5.39, respectively.

Semiannual Report

Investment Changes

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of March 31, 2007	As of September 30, 2006
Commodity-Linked Notes and Related Investments *	25.2%	24.7%
Inflation-Protected Securities and Related Investments (dagger)	27.9%	29.5%
Floating Rate High Yield	24.8%	24.7%
Real Estate Investments	19.7%	18.5%
Cash & Cash Equivalents	1.9%	1.8%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S. Government and U.S. Government Agency Obligations 25.5%	U.S. Government and U.S. Government Agency Obligations 30.8%
AAA 7.4%	AAA 4.7%
AA 2.1%	AA 0.9%
A 2.1%	A 2.5%
BBB 7.3%	BBB 7.9%
BB and Below 20.6%	BB and Below 22.0%
Structured Notes (including Commodity- Linked Notes) 8.8%	Structured Notes (including Commodity- Linked Notes) 7.3%
Not Rated 8.4%	Not Rated 6.5%
Equities 11.6%	Equities 7.6%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 9.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Prior period ratings categories in the table above have been adjusted to reflect current period categorizations.

Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 11.6%		Stocks 7.6%
	U.S. Government and U.S. Government Agency Obligations 25.5%		U.S. Government and U.S. Government Agency Obligations 30.8%
	Corporate Bonds 10.4%		Corporate Bonds 12.8%
	Asset-Backed Securities 8.4%		Asset-Backed Securities 6.8%
	Structured Notes (including Commodity- Linked Notes) 8.8%		Structured Notes (including Commodity- Linked Notes) 7.3%
	Floating Rate Loans 22.7%		Floating Rate Loans 20.0%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 4.3%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 6.2%		Short-Term Investments and Net Other Assets 9.8%
* Foreign investments	7.9%	** Foreign investments	7.1%
* Futures and Swaps	5.4%	** Futures and Swaps	0.5%
* U.S. Treasury Inflation-Indexed Securities	23.9%	** U.S. Treasury Inflation-Indexed Securities	29.5%

For an unaudited list of the holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 6.0%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24	$ 11,510,000	$ 11,063,988
Biomed Realty LP 4.5% 10/1/26 (b)	1,000,000	970,700
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	787,200
Ventas, Inc. 3.875% 11/15/11 (b)	1,500,000	1,597,500
Washington (REIT) 3.875% 9/15/26	750,000	741,900
		15,161,288
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26	1,000,000	1,016,310
TOTAL FINANCIALS		16,177,598
Nonconvertible Bonds - 5.6%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (d)	1,500,000	1,601,250
Host Marriott LP 7% 8/15/12	1,800,000	1,833,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,700,000	1,678,750
		5,113,750
Household Durables - 1.0%
Beazer Homes USA, Inc.:
8.125% 6/15/16	2,000,000	1,885,000
8.375% 4/15/12	400,000	385,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	977,997
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	380,000
6.25% 1/15/16	700,000	623,000
7.5% 5/15/16	500,000	465,000
7.75% 5/15/13	5,300,000	4,677,250
KB Home:
5.875% 1/15/15	500,000	441,250
6.25% 6/15/15	5,100,000	4,570,875
7.75% 2/1/10	1,700,000	1,734,000
Kimball Hill, Inc. 10.5% 12/15/12	5,020,000	4,844,300
M/I Homes, Inc. 6.875% 4/1/12	1,600,000	1,464,000
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,150,000
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	1,013,164
Standard Pacific Corp. 9.25% 4/15/12	2,400,000	2,328,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15	$ 4,800,000	$ 4,224,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	2,250,000	1,642,500
8.25% 4/1/11 (b)	500,000	460,000
WCI Communities, Inc.:
7.875% 10/1/13	2,150,000	2,064,000
9.125% 5/1/12	2,350,000	2,338,250
		39,667,586
TOTAL CONSUMER DISCRETIONARY		44,781,336
FINANCIALS - 4.1%
Real Estate Investment Trusts - 3.9%
AMB Property LP 3.5% 3/1/09	1,000,000	968,804
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,873,528
Archstone-Smith Trust 5% 8/15/07	4,525,000	4,519,312
Arden Realty LP:
5.2% 9/1/11	500,000	501,880
5.25% 3/1/15	600,000	595,784
7% 11/15/07	1,400,000	1,414,294
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,019,840
AvalonBay Communities, Inc.:
5% 8/1/07	2,025,000	2,022,163
5.5% 1/15/12	1,000,000	1,008,971
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	823,646
6% 4/1/16	1,000,000	1,022,257
BRE Properties, Inc. 5.75% 9/1/09	4,500,000	4,537,706
Camden Property Trust 4.7% 7/15/09	1,000,000	990,211
Colonial Properties Trust 7% 7/14/07	2,750,000	2,761,605
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	407,428
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,000,000	1,948,562
5.375% 10/15/12	500,000	499,739
Duke Realty LP 7.75% 11/15/09	1,000,000	1,061,096
Equity One, Inc.:
6% 9/15/16	1,000,000	1,005,887
6.25% 1/15/17	1,000,000	1,023,835
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Evans Withycombe Residential LP 7.625% 4/15/07	$ 510,000	$ 510,218
Health Care Property Investors, Inc.:
4.875% 9/15/10	700,000	685,828
6% 3/1/15	1,500,000	1,504,236
6% 1/30/17	1,000,000	1,003,288
6.3% 9/15/16	4,500,000	4,612,847
Health Care REIT, Inc. 6.2% 6/1/16	4,500,000	4,581,698
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	480,803
8.125% 5/1/11	608,000	662,270
Highwoods/Forsyth LP 5.85% 3/15/17 (b)	2,000,000	1,987,500
HMB Capital Trust V 8.99% 12/15/36 (b)(d)	4,300,000	3,999,000
Hospitality Properties Trust:
5.625% 3/15/17 (b)	1,540,000	1,516,663
6.75% 2/15/13	1,250,000	1,315,951
Host Hotels & Resorts LP 6.875% 11/1/14	2,000,000	2,040,000
HRPT Properties Trust:
5.95% 3/16/11 (d)	4,000,000	4,000,204
6.5% 1/15/13	1,000,000	1,045,023
iStar Financial, Inc.:
5.6949% 9/15/09 (d)	1,000,000	1,000,083
5.9% 3/16/09 (d)	500,000	503,077
5.95% 10/15/13	1,000,000	1,012,207
Kimco Realty Corp.:
7.46% 5/29/07	1,250,000	1,253,783
7.86% 11/1/07	480,000	485,788
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	229,251
6.5% 7/15/11	3,500,000	3,600,244
New Plan Excel Realty Trust 7.35% 6/15/07	1,750,000	1,753,255
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,800,000	3,842,750
7% 1/15/16	1,658,000	1,670,435
ProLogis Trust 7.1% 4/15/08	1,500,000	1,517,696
Rouse Co. 8% 4/30/09	3,000,000	3,128,472
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	5,500,000	5,603,125
Senior Housing Properties Trust 8.625% 1/15/12	6,550,000	7,205,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	2,060,402
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.: - continued
7.75% 2/22/11	$ 1,000,000	$ 1,075,962
Simon Property Group LP:
3.75% 1/30/09	2,000,000	1,952,412
5.375% 8/28/08	3,000,000	2,999,877
7% 6/15/28 (d)	960,000	978,867
7.125% 9/20/07	1,500,000	1,511,837
Tanger Properties LP 9.125% 2/15/08	1,760,000	1,831,491
Thornburg Mortgage, Inc. 8% 5/15/13	6,450,000	6,385,500
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,387,000
United Dominion Realty Trust, Inc.:
4.5% 3/3/08	2,750,000	2,747,148
6.05% 6/1/13	2,500,000	2,547,843
Ventas Realty LP:
6.5% 6/1/16	3,160,000	3,223,200
6.625% 10/15/14	7,775,000	7,911,063
6.75% 6/1/10	2,400,000	2,454,000
6.75% 4/1/17	2,000,000	2,057,500
8.75% 5/1/09	1,920,000	2,025,600
9% 5/1/12	6,900,000	7,762,500
Vornado Realty Trust 5.625% 6/15/07	2,645,000	2,643,926
Washington (REIT) 6.898% 2/25/18	3,200,000	3,241,469
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	510,206
		156,065,046
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,240,000	1,221,400
7.125% 2/15/13 (b)	1,000,000	985,000
8.125% 6/1/12	1,000,000	1,020,000
Colonial Realty LP 6.05% 9/1/16	1,000,000	1,021,000
ERP Operating LP:
5.2% 4/1/13	1,900,000	1,888,264
6.625% 3/15/12	3,000,000	3,192,903
First Industrial LP 5.75% 1/15/16	1,000,000	997,336
		10,325,903
TOTAL FINANCIALS		166,390,949
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Skilled Healthcare Group, Inc. 11% 1/15/14 (b)	$ 2,000,000	$ 2,225,000
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)(c)	600,000	614,280
Tenet Healthcare Corp. 7.375% 2/1/13	4,000,000	3,720,000
		6,559,280
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,987,196
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12	3,000,000	3,090,000
TOTAL NONCONVERTIBLE BONDS		222,808,761
TOTAL CORPORATE BONDS (Cost $236,913,168)		238,986,359
U.S. Treasury Inflation Protected Obligations - 23.9%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	109,035,700	103,583,484
2.375% 1/15/25	99,422,955	100,026,925
2.375% 1/15/27	45,665,165	46,028,169
3.625% 4/15/28	28,906,647	35,178,674
3.875% 4/15/29	32,379,771	41,100,049
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	12,985,916	12,554,802
1.625% 1/15/15	47,189,864	45,302,430
1.875% 7/15/13	79,211,041	78,182,561
1.875% 7/15/15	46,450,152	45,404,839
2% 1/15/14	54,971,143	54,429,928
2% 7/15/14	57,337,716	56,782,041
2% 1/15/16	59,501,829	58,584,929
2.375% 4/15/11	56,287,440	57,013,723
2.375% 1/15/17	32,116,160	32,584,390
2.5% 7/15/16	45,600,100	46,789,666
3% 7/15/12	55,794,959	58,485,208
3.375% 1/15/12	49,549,280	52,571,044
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3.5% 1/15/11	$ 13,256,946	$ 13,998,220
3.875% 1/15/09	7,960,074	8,249,985
4.25% 1/15/10	9,768,198	10,386,230
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $952,074,860)		957,237,297
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (d)	105,000	105,273
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (b)(d)	750,000	739,219
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	1,097,572
Series 2002-2 Class M2, 9.163% 3/1/33	2,500,000	1,833,490
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	240,415	208,560
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	532,850
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.735% 11/28/39 (b)(d)	850,000	857,395
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (b)(d)	750,000	739,425
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)	750,000	187,500
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	726,147	715,254
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,900,000	1,653,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	754,918	743,865
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6549% 12/15/26 (b)(d)	1,500,000	1,478,250
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (b)(d)	100,000	50,130
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (b)(d)	250,000	233,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.31% 11/21/40 (b)(d)	1,500,000	1,524,540
TOTAL ASSET-BACKED SECURITIES (Cost $13,116,346)		12,699,448
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (b)(d)	$ 2,000,000	$ 1,984,203
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)	625,770	581,749
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(d)	146,013	82,519
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7101% 1/25/19 (b)(d)	103,105	94,357
Class B4, 4.7101% 1/25/19 (b)(d)	206,210	164,575
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(d)	1,500,000	1,508,385
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (b)(d)	994,791	994,791
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 7.57% 12/15/37 (b)(d)	487,776	488,995
RESIX Finance Ltd.:
floater:
Series 2005-C Class B7, 8.42% 9/10/37 (b)(d)	146,845	146,845
Series 2005-D Class B7, 9.57% 12/15/37 (b)(d)	292,665	301,445
Series 2006-A Class B7, 8.82% 3/15/38 (b)(d)	740,008	743,708
Series 2006-B Class B7, 9.17% 7/15/38 (b)(d)	994,791	1,004,739
Series 2007-A Class BB, 8.67% 3/15/37 (b)(d)	799,578	799,578
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,914,021)		8,895,889
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (d)	499,608	499,402
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (b)(d)	462,106	462,527
Series 2005-ESHA Class K, 7.12% 7/14/08 (b)(d)	300,000	299,738
Series 2005-MIB1 Class K, 7.32% 3/15/22 (b)(d)	800,000	799,305
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 7.5041% 5/15/14 (b)(d)	652,274	652,274
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (b)(d)	3,757,000	3,757,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	972,210
Class F, 6.376% 12/15/14 (b)	800,000	790,812
Commercial Mortgage Securities - continued
	Principal Amount	Value
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36	$ 930,000	$ 942,788
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	911,813
Series 1999-C1 Class F, 6.02% 5/15/33 (b)	2,500,000	2,553,623
Series 2000-C1 Class K, 7% 3/15/33 (b)	1,000,000	922,500
Series 2003-J10 Class B2, 6.75% 4/15/29 (d)	1,000,000	1,008,008
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,348,703	2,343,576
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	591,999
Class F, 10.813% 5/20/44 (b)	400,000	399,609
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)	1,150,000	1,156,649
TERRA LNR I Series 2006 1A, Class E 6.99% 6/15/17 (b)(d)	770,000	769,992
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,000,000	2,026,250
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.45% 7/15/42 (d)	5,200,000	5,192,024
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.86% 9/25/26 (b)(d)	3,000,000	2,850,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,507,933)		30,468,837
Common Stocks - 8.7%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Hilton Hotels Corp.	21,600	776,736
Red Lion Hotels Corp. (a)	87,400	1,087,256
Starwood Hotels & Resorts Worldwide, Inc.	184,900	11,990,765
		13,854,757
FINANCIALS - 8.2%
Real Estate Investment Trusts - 8.1%
Acadia Realty Trust (SBI)	102,800	2,679,996
Alexandria Real Estate Equities, Inc.	128,700	12,917,619
AMB Property Corp. (SBI)	33,500	1,969,465
American Financial Realty Trust (SBI)	446,600	4,501,728
Annaly Capital Management, Inc.	478,500	7,407,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	382,300	$ 3,735,071
Archstone-Smith Trust	63,700	3,457,636
AvalonBay Communities, Inc.	64,200	8,346,000
BioMed Realty Trust, Inc.	7,200	189,360
Boston Properties, Inc.	92,500	10,859,500
BRE Properties, Inc. Class A	122,500	7,735,875
British Land Co. PLC	24,300	730,671
Capital Lease Funding, Inc.	226,700	2,427,957
CBL & Associates Properties, Inc.	101,663	4,558,569
CBRE Realty Finance, Inc.	205,400	2,717,442
Cogdell Spencer, Inc.	22,500	474,075
Corporate Office Properties Trust (SBI)	166,900	7,623,992
Cousins Properties, Inc.	33,400	1,097,524
Cypress Sharpridge Investments, Inc. (a)(b)	215,000	2,203,750
DCT Industrial Trust, Inc.	552,900	6,540,807
Developers Diversified Realty Corp.	162,100	10,196,090
DiamondRock Hospitality Co.	17,400	330,600
Douglas Emmett, Inc.	3,900	99,567
Duke Realty LP	325,600	14,153,832
Education Realty Trust, Inc.	36,650	541,687
Equity Lifestyle Properties, Inc.	90,500	4,887,905
Equity One, Inc.	27,000	715,500
Equity Residential (SBI)	385,900	18,611,957
Fieldstone Investment Corp.	196,600	603,562
General Growth Properties, Inc.	340,700	21,998,999
GMH Communities Trust	131,300	1,311,687
Health Care Property Investors, Inc.	83,300	3,001,299
Health Care REIT, Inc.	9,000	395,100
Healthcare Realty Trust, Inc.	28,000	1,044,400
Hersha Hospitality Trust	90,300	1,063,734
Highwoods Properties, Inc. (SBI)	97,400	3,846,326
Home Properties of New York, Inc.	118,800	6,273,828
HomeBanc Mortgage Corp., Georgia	187,700	655,073
Host Hotels & Resorts, Inc.	396,347	10,427,890
Inland Real Estate Corp.	378,300	6,938,022
Innkeepers USA Trust (SBI)	39,500	643,060
Kilroy Realty Corp.	82,200	6,062,250
Kimco Realty Corp.	153,920	7,502,061
MFA Mortgage Investments, Inc.	393,700	3,031,490
Mission West Properties, Inc.	75,200	1,087,392
National Retail Properties, Inc.	32,600	788,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.	69,000	$ 2,156,940
New York Mortgage Trust, Inc.	276,700	702,818
Newcastle Investment Corp.	97,200	2,695,356
Potlatch Corp.	26,200	1,199,436
ProLogis Trust	241,700	15,693,581
Public Storage, Inc.	140,500	13,301,135
Quadra Realty Trust, Inc.	50,700	661,128
Regency Centers Corp.	28,700	2,397,885
Resource Capital Corp.	67,900	1,095,906
Simon Property Group, Inc.	169,700	18,879,125
SL Green Realty Corp.	37,600	5,157,968
Sovran Self Storage, Inc.	44,500	2,465,745
Spirit Finance Corp.	206,600	3,078,340
Strategic Hotel & Resorts, Inc.	80,200	1,834,174
Tanger Factory Outlet Centers, Inc.	136,900	5,529,391
Taubman Centers, Inc.	32,000	1,855,680
Thornburg Mortgage, Inc. (SBI)	5,400	140,400
UDR, Inc.	76,400	2,339,368
Unibail (Reg.)	2,200	666,746
Ventas, Inc.	35,100	1,478,763
Vornado Realty Trust	165,100	19,703,034
Washington (REIT) (SBI)	57,400	2,147,908
		323,566,949
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	82,100	3,308,630
The St. Joe Co.	17,100	894,501
		4,203,131
TOTAL FINANCIALS		327,770,080
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	38,400	1,714,944
Capital Senior Living Corp. (a)	184,300	2,139,723
Emeritus Corp. (a)	36,200	1,221,750
Sun Healthcare Group, Inc. (a)	101,700	1,255,995
		6,332,412
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Geo Group, Inc. (a)	26,700	$ 1,210,044
TOTAL COMMON STOCKS (Cost $326,028,997)		349,167,293
Preferred Stocks - 2.9%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc. Series B, 6.00%	80,000	2,476,480
Health Care REIT, Inc. 7.50%	92,200	2,928,272
HRPT Properties Trust 6.50%	80,000	2,103,440
Lexington Corporate Properties Trust Series C 6.50%	13,800	625,140
The Mills Corp.:
6.75% (b)	8,254	8,532,573
Series F, 6.75%	500	516,875
		17,182,780
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 2.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	41,650
Red Lion Hotels Capital Trust 9.50%	138,465	3,634,706
		3,676,356
Real Estate Investment Trusts - 2.4%
Accredited Mortgage Loan Trust Series A, 9.75%	254,900	4,588,200
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,000	271,100
American Home Mortgage Investment Corp.:
Series A, 9.375%	81,500	2,077,435
Series B, 9.25%	233,544	5,780,214
Annaly Capital Management, Inc. Series A, 7.875%	171,600	4,324,320
Anthracite Capital, Inc. Series C, 9.375%	16,400	421,480
Anworth Mortgage Asset Corp. Series A, 8.625%	214,500	5,373,225
Apartment Investment & Management Co. Series T, 8.00%	80,000	2,030,400
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	256,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	504,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	503,000
CBL & Associates Properties, Inc. Series B, 8.75%	69,000	3,472,080
CenterPoint Properties Trust Series D, 5.377%	5,280	4,329,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	$ 128,800
Cousins Properties, Inc. Series A, 7.75%	49,600	1,269,760
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,265,500
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	68,440	1,711,000
Series G, 8.00%	20,000	509,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,313,900
Series B, 7.875%	36,100	927,770
Duke Realty LP (depositary shares) Series B, 7.99%	10,500	529,200
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	1,746,850
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	1,000,000
Glimcher Realty Trust Series F, 8.75%	30,000	767,100
Hersha Hospitality Trust Series A, 8.00%	40,000	1,028,400
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	226,415	5,298,111
Hospitality Properties Trust:
Series B, 8.875%	53,925	1,383,176
Series C, 7.00%	25,000	617,500
Impac Mortgage Holdings, Inc. Series C, 9.125%	5,300	105,470
Innkeepers USA Trust Series C, 8.00%	53,000	1,330,830
LBA Realty Fund II Series B, 7.625%	9,660	198,030
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,521,600
Lexington Realty Trust 7.55%	40,000	1,012,000
MFA Mortgage Investments, Inc. Series A, 8.50%	232,800	5,829,312
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,158,168
Nationwide Health Properties, Inc. 7.677%	23,400	2,369,484
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,500	1,014,750
Newcastle Investment Corp.:
Series B, 9.75%	81,500	2,059,505
Series D, 8.375%	50,000	1,235,000
NorthStar Realty Finance Corp. Series A 8.75%	20,000	504,400
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,064,000
Parkway Properties, Inc. Series D, 8.00%	80,000	2,064,800
Prime Group Realty Trust Series B, 9.00%	15,500	298,375
Public Storage, Inc. Series I, 7.25%	20,000	516,400
RAIT Investment Trust:
Series A, 7.75%	40,000	940,000
Series B, 8.375%	26,400	660,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Realty Income Corp. 8.25%	100	$ 2,612
Saul Centers, Inc. 8.00%	40,000	1,024,000
Simon Property Group, Inc. Series G, 7.89%	12,000	609,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	3,000,000
Series C, 8.25%	60,000	1,534,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	381,750
Taubman Centers, Inc. Series G, 8.00%	20,000	514,200
The Mills Corp.:
Series B, 9.00%	55,680	1,461,600
Series C, 9.00%	156,500	4,108,125
Series E, 8.75%	88,885	2,329,676
Series G, 7.875%	39,933	1,044,248
		95,319,456
Real Estate Management & Development - 0.0%
Affordable Residential Communties, Inc. Series A, 8.25%	92,800	2,357,120
TOTAL FINANCIALS		101,352,932
TOTAL PREFERRED STOCKS (Cost $115,687,853)		118,535,712
Floating Rate Loans - 0.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5781% 10/25/07 (d)	$ 474,629	474,629
Landry's Seafood Restaurants, Inc. term loan 7.0808% 12/28/10 (d)	265,141	265,141
		739,770
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (d)	59,850	60,224
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (d)	5,000,000	5,025,000
		5,085,224
TOTAL CONSUMER DISCRETIONARY		5,824,994
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.35% 9/29/13 (d)	$ 1,491,253	$ 1,498,709
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 8.125% 2/27/14 (d)	2,620,000	2,649,475
Tranche B 1LN, term loan 9.875% 2/27/13 (d)	1,800,000	1,804,500
		4,453,975
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (d)	1,465,131	1,476,120
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (d)	2,986,842	2,983,109
		4,459,229
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (d)	1,553,625	1,553,625
Tranche M3, term loan 8.82% 1/8/08 (d)	1,242,900	1,242,900
North Las Vegas/Olympia Group Tranche 1, term loan 8.1% 5/9/11 (d)	198,324	198,819
Tishman Speyer Properties term loan 7.07% 12/27/12 (d)	200,000	200,750
		3,196,094
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (d)	1,496,250	1,501,861
TOTAL FINANCIALS		13,611,159
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 8.61% 3/10/13 (d)	3,970,000	3,970,000
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (d)	992,424	997,386
		4,967,386
Floating Rate Loans - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8926% 3/6/14 (d)	$ 160,000	$ 160,200
TOTAL FLOATING RATE LOANS (Cost $25,977,159)		26,062,448
Commodity-Linked Notes - 8.8%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	13,330,000	13,124,013
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	19,800,000	21,664,956
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,670,000	7,442,166
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,000,000	4,512,049
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,500,000	9,338,939
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	15,100,000	18,031,793
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,000,000	7,515,835
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	2,600,000	3,297,802
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 3,340,000	$ 4,069,440
Master Note, one-month U.S. dollar LIBOR minus .15% due 4/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,670,000	6,030,774
Master Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,300,000	2,941,728
Master Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	1,670,000	1,570,587
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,170,000	7,501,263
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,600,000	8,242,486
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,670,000	9,887,342
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,630,000	5,823,142
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/4/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,070,000	5,280,535
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	1,500,000	1,445,836
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 1,670,000	$ 1,620,911
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,000,000	4,512,879
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	4,000,000	3,971,802
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,550,000	4,531,757
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,210,000	9,077,282
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,200,000	6,809,562
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,650,000	8,768,913
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,000,000	8,617,069
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,670,000	7,005,022
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,070,000	9,602,442
Commodity-Linked Notes - continued
	Principal Amount	Value
Merrill Lynch & Co., Inc.: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 5,000,000	$ 5,552,759
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	15,000,000	19,013,610
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	4,670,000	4,855,760
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	46,250,000	48,984,585
Note, one-month U.S. dollar LIBOR minus .03% due 8/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,340,000	8,759,089
Note, one-month U.S. dollar LIBOR minus .07% due 6/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,340,000	7,517,723
Note, one-month U.S. dollar LIBOR minus .10% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	12,340,000	12,365,225
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,000,000	3,238,445
Note, one-month U.S. dollar LIBOR minus .10% due 7/17/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,340,000	5,824,098
Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	13,300,000	13,394,154
Commodity-Linked Notes - continued
	Principal Amount	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 7/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 5,170,000	$ 5,210,081
Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,150,000	9,937,853
Note, one-month U.S. dollar LIBOR minus .10% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,330,000	7,999,137
TOTAL COMMODITY-LINKED NOTES (Cost $332,870,000)		354,890,844
Fixed-Income Funds - 45.2%
	Shares
Fidelity Floating Rate Central Fund (e)	9,848,046	992,289,114
Fidelity Ultra-Short Central Fund (e)	8,259,718	818,868,443
TOTAL FIXED-INCOME FUNDS (Cost $1,811,716,674)		1,811,157,557
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	1,116,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d)	500,000	507,500
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)(d)	1,650,000	1,318,350
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	1,957,500
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	1,826,000
TOTAL PREFERRED SECURITIES (Cost $7,440,060)		6,725,350
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $75,097,000)	$ 75,129,195	$ 75,097,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,936,344,071)		3,989,924,034
NET OTHER ASSETS - 0.5%		20,605,294
NET ASSETS - 100%		$ 4,010,529,328
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	$ 50,000,000	822,682
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	344,496
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	45,000,000	(409,615)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	231,576
		$ 140,000,000	$ 989,139
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,831,848 or 10.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security is linked to the Dow Jones-AIG Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$75,097,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 51,866,737
Bear Stearns & Co., Inc.	11,374,285
HSBC Securities (USA), Inc.	481,693
Merrill Lynch Government Securities, Inc.	11,374,285
$ 75,097,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 32,943,669
Fidelity Ultra-Short Central Fund	18,506,076
Total	$ 51,449,745

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 273,158,228	$ -	$ 992,289,114	46.4%
Fidelity Ultra-Short Central Fund	505,821,487	315,826,536	-	818,868,443	6.2%
Total	$ 1,221,388,598	$ 588,984,764	$ -	$ 1,811,157,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $75,097,000) - See accompanying schedule: Unaffiliated issuers (cost $2,124,627,397)	$ 2,178,766,477
Fidelity Central Funds (cost $1,811,716,674)	1,811,157,557
Total Investments (cost $3,936,344,071)		$ 3,989,924,034
Cash		213,170
Foreign currency held at value (cost $4,085)		4,085
Receivable for investments sold		1,872,919
Receivable for fund shares sold		5,672,858
Dividends receivable		2,374,734
Interest receivable		16,665,862
Distributions receivable from Fidelity Central Funds		10,088,964
Swap agreements, at value		989,139
Prepaid expenses		1,882
Other receivables		827,195
Total assets		4,028,634,842

Liabilities
Payable for investments purchased Regular delivery	$ 11,218,719
Delayed delivery	612,000
Payable for fund shares redeemed	3,699,694
Accrued management fee	1,866,833
Distribution fees payable	29,364
Other affiliated payables	514,225
Other payables and accrued expenses	164,679
Total liabilities		18,105,514

Net Assets		$ 4,010,529,328
Net Assets consist of:
Paid in capital		$ 3,895,685,349
Undistributed net investment income		47,952,575
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,322,341
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,569,063
Net Assets		$ 4,010,529,328

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,396,692 ÷ 1,673,352 shares)	$ 10.40

Maximum offering price per share (100/95.25 of $10.40)	$ 10.92
Class T: Net Asset Value and redemption price per share ($29,005,588 ÷ 2,790,593 shares)	$ 10.39

Maximum offering price per share (100/96.50 of $10.39)	$ 10.77
Class B: Net Asset Value and offering price per share ($6,562,940 ÷ 632,822 shares)A	$ 10.37

Class C: Net Asset Value and offering price per share ($20,313,459 ÷ 1,962,185 shares)A	$ 10.35

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,706,905,533 ÷ 355,904,154 shares)	$ 10.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,345,116 ÷ 22,139,928 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007

Investment Income
Dividends		$ 7,605,512
Interest		25,436,624
Income from Fidelity Central Funds		51,449,745
Total income		84,491,881

Expenses
Management fee	$ 10,215,995
Transfer agent fees	2,302,510
Distribution fees	165,460
Accounting fees and expenses	658,357
Custodian fees and expenses	32,714
Independent trustees' compensation	5,325
Registration fees	157,472
Audit	85,862
Legal	13,773
Miscellaneous	(1,269)
Total expenses before reductions	13,636,199
Expense reductions	(154,847)	13,481,352
Net investment income		71,010,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,935,556
Foreign currency transactions	401
Swap agreements	519,094
Capital gain distributions from Fidelity Central Funds	87,531
Total net realized gain (loss)		16,542,582
Change in net unrealized appreciation (depreciation) on: Investment securities	82,630,876
Assets and liabilities in foreign currencies	(39)
Swap agreements	989,139
Total change in net unrealized appreciation (depreciation)		83,619,976
Net gain (loss)		100,162,558
Net increase (decrease) in net assets resulting from operations		$ 171,173,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,010,529	$ 72,350,129
Net realized gain (loss)	16,542,582	(5,738,064)
Change in net unrealized appreciation (depreciation)	83,619,976	(29,436,055)
Net increase (decrease) in net assets resulting from operations	171,173,087	37,176,010
Distributions to shareholders from net investment income	(58,641,830)	(34,978,986)
Share transactions - net increase (decrease)	1,005,078,848	2,852,107,184
Redemption fees	17,838	72,674
Total increase (decrease) in net assets	1,117,627,943	2,854,376,882

Net Assets
Beginning of period	2,892,901,385	38,524,503
End of period (including undistributed net investment income of $47,952,575 and undistributed net investment income of $35,583,876, respectively)	$ 4,010,529,328	$ 2,892,901,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.191	.524	.031
Net realized and unrealized gain (loss)	.303	(.329)	.119
Total from investment operations	.494	.195	.150
Distributions from net investment income	(.174)	(.266)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.40	$ 10.08	$ 10.15
Total Return B, C, D	4.97%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.02%	4.71% A
Expenses net of fee waivers, if any	.97% A	1.00%	1.00% A
Expenses net of all reductions	.97% A	.99%	1.00% A
Net investment income	3.75% A	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,397	$ 13,335	$ 3,405
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.189	.517	.030
Net realized and unrealized gain (loss)	.294	(.325)	.120
Total from investment operations	.483	.192	.150
Distributions from net investment income	(.173)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.39	$ 10.08	$ 10.15
Total Return B, C, D	4.86%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01% A	1.05%	4.81% A
Expenses net of fee waivers, if any	1.01% A	1.05%	1.10% A
Expenses net of all reductions	1.01% A	1.05%	1.10% A
Net investment income	3.71% A	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,006	$ 22,825	$ 3,284
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.153	.450	.025
Net realized and unrealized gain (loss)	.295	(.318)	.115
Total from investment operations	.448	.132	.140
Distributions from net investment income	(.138)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.37	$ 10.06	$ 10.14
Total Return B, C, D	4.51%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.74%	5.47% A
Expenses net of fee waivers, if any	1.70% A	1.74%	1.75% A
Expenses net of all reductions	1.70% A	1.73%	1.75% A
Net investment income	3.02% A	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,563	$ 6,002	$ 3,253
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.147	.437	.024
Net realized and unrealized gain (loss)	.298	(.323)	.116
Total from investment operations	.445	.114	.140
Distributions from net investment income	(.135)	(.215)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.35	$ 10.04	$ 10.14
Total Return B, C, D	4.48%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.86%	5.56% A
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85% A
Expenses net of all reductions	1.83% A	1.84%	1.85% A
Net investment income	2.90% A	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,313	$ 16,528	$ 3,467
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.203	.544	.028
Net realized and unrealized gain (loss)	.302	(.317)	.122
Total from investment operations	.505	.227	.150
Distributions from net investment income	(.185)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.42	$ 10.10	$ 10.15
Total Return B, C	5.08%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.80%	4.41% A
Expenses net of fee waivers, if any	.75% A	.80%	.85% A
Expenses net of all reductions	.74% A	.79%	.85% A
Net investment income	3.98% A	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,706,906	$ 2,694,765	$ 21,867
Portfolio turnover rate F	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.201	.540	.032
Net realized and unrealized gain (loss)	.293	(.321)	.118
Total from investment operations	.494	.219	.150
Distributions from net investment income	(.184)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	-
Net asset value, end of period	$ 10.40	$ 10.09	$ 10.15
Total Return B, C	4.97%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.82%	4.55% A
Expenses net of fee waivers, if any	.78% A	.82%	.85% A
Expenses net of all reductions	.78% A	.82%	.85% A
Net investment income	3.94% A	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,345	$ 139,446	$ 3,248
Portfolio turnover rate F	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may

Semiannual Report

2. Investments in Fidelity Central Funds - continued

involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 83,278,586
Unrealized depreciation	(28,870,548)
Net unrealized appreciation (depreciation)	$ 54,408,038
Cost for federal income tax purposes	$ 3,935,515,996

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,031,650,778 and $202,356,970, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the Fund's total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 11,323	$ 3,268
Class T	-%	.25%	32,719	6,200
Class B	.65%	.25%	28,772	25,003
Class C	.75%	.25%	92,646	74,817
			$ 165,460	$ 109,288

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,236
Class T	5,867
Class B*	3,128
Class C*	2,209
$ 16,440

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,953.20
Class T	17,754.14
Class B	5,624.18
Class C	18,310.20
Strategic Real Return	2,095,399.13
Institutional Class	150,470.16
	$ 2,302,510

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,578 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5,444 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,524 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,344. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 138,245
Institutional Class	3,734
$ 141,979

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

9. Other - continued

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 22% and 21%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 77% of the total outstanding shares of the Fund.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class A	$ 238,292	$ 208,517
Class T	417,619	289,389
Class B	84,463	93,989
Class C	232,589	179,234
Strategic Real Return	54,705,602	33,243,282
Institutional Class	2,963,265	964,575
Total	$ 58,641,830	$ 34,978,986

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class A
Shares sold	459,603	1,062,245	$ 4,702,700	$ 10,682,808
Reinvestment of distributions	21,032	18,536	211,207	186,545
Shares redeemed	(129,902)	(93,738)	(1,327,656)	(941,015)
Net increase (decrease)	350,733	987,043	$ 3,586,251	$ 9,928,338
Class T
Shares sold	800,915	2,016,115	$ 8,162,424	$ 20,310,680
Reinvestment of distributions	40,240	27,883	403,939	280,850
Shares redeemed	(315,164)	(103,086)	(3,208,940)	(1,039,256)
Net increase (decrease)	525,991	1,940,912	$ 5,357,423	$ 19,552,274
Class B
Shares sold	89,034	278,611	$ 908,341	$ 2,800,793
Reinvestment of distributions	7,689	8,817	77,098	88,578
Shares redeemed	(60,678)	(11,405)	(617,553)	(114,615)
Net increase (decrease)	36,045	276,023	$ 367,886	$ 2,774,756
Class C
Shares sold	422,078	1,338,035	$ 4,295,271	$ 13,461,519
Reinvestment of distributions	19,562	15,337	195,856	154,041
Shares redeemed	(125,369)	(49,337)	(1,277,935)	(493,981)
Net increase (decrease)	316,271	1,304,035	$ 3,213,192	$ 13,121,579
Strategic Real Return
Shares sold	95,157,431	280,727,948	$ 971,087,909	$ 2,831,792,513
Reinvestment of distributions	5,365,602	3,208,074	53,965,314	32,357,881
Shares redeemed	(11,479,724)	(19,229,121)	(117,086,960)	(193,558,495)
Net increase (decrease)	89,043,309	264,706,901	$ 907,966,263	$ 2,670,591,899
Institutional Class
Shares sold	8,813,791	13,719,322	$ 89,737,766	$ 138,324,336
Reinvestment of distributions	287,199	90,139	2,886,251	909,336
Shares redeemed	(784,066)	(306,458)	(8,036,184)	(3,095,334)
Net increase (decrease)	8,316,924	13,503,003	$ 84,587,833	$ 136,138,338

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of March 31, 2007, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2007 and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007, for the year ended September 30, 2006, and the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2007 and the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007 and for the year ended September 30, 2006 and the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

RRS-USAN-0507
1.814962.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
FidelityAdvisor

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2007

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,049.70	$ 4.96**
Hypothetical A	$ 1,000.00	$ 1,020.09	$ 4.89**
Class T
Actual	$ 1,000.00	$ 1,048.60	$ 5.16
Hypothetical A	$ 1,000.00	$ 1,019.90	$ 5.09
Class B
Actual	$ 1,000.00	$ 1,045.10	$ 8.67
Hypothetical A	$ 1,000.00	$ 1,016.45	$ 8.55
Class C
Actual	$ 1,000.00	$ 1,044.80	$ 9.33
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
Strategic Real Return
Actual	$ 1,000.00	$ 1,050.80	$ 3.83
Hypothetical A	$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class
Actual	$ 1,000.00	$ 1,049.70	$ 3.99
Hypothetical A	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.97%**
Class T	1.01%
Class B	1.70%
Class C	1.83%
Strategic Real Return	.75%
Institutional Class	.78%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been 1.07% and the expenses paid in the actual and hypothetical examples above would have been $5.47 and $5.39, respectively.

Semiannual Report

Investment Changes

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of March 31, 2007	As of September 30, 2006
Commodity-Linked Notes and Related Investments *	25.2%	24.7%
Inflation-Protected Securities and Related Investments (dagger)	27.9%	29.5%
Floating Rate High Yield	24.8%	24.7%
Real Estate Investments	19.7%	18.5%
Cash & Cash Equivalents	1.9%	1.8%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S. Government and U.S. Government Agency Obligations 25.5%	U.S. Government and U.S. Government Agency Obligations 30.8%
AAA 7.4%	AAA 4.7%
AA 2.1%	AA 0.9%
A 2.1%	A 2.5%
BBB 7.3%	BBB 7.9%
BB and Below 20.6%	BB and Below 22.0%
Structured Notes (including Commodity- Linked Notes) 8.8%	Structured Notes (including Commodity- Linked Notes) 7.3%
Not Rated 8.4%	Not Rated 6.5%
Equities 11.6%	Equities 7.6%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 9.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Prior period ratings categories in the table above have been adjusted to reflect current period categorizations.

Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 11.6%		Stocks 7.6%
	U.S. Government and U.S. Government Agency Obligations 25.5%		U.S. Government and U.S. Government Agency Obligations 30.8%
	Corporate Bonds 10.4%		Corporate Bonds 12.8%
	Asset-Backed Securities 8.4%		Asset-Backed Securities 6.8%
	Structured Notes (including Commodity- Linked Notes) 8.8%		Structured Notes (including Commodity- Linked Notes) 7.3%
	Floating Rate Loans 22.7%		Floating Rate Loans 20.0%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 4.3%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 6.2%		Short-Term Investments and Net Other Assets 9.8%
* Foreign investments	7.9%	** Foreign investments	7.1%
* Futures and Swaps	5.4%	** Futures and Swaps	0.5%
* U.S. Treasury Inflation-Indexed Securities	23.9%	** U.S. Treasury Inflation-Indexed Securities	29.5%

For an unaudited list of the holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 6.0%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24	$ 11,510,000	$ 11,063,988
Biomed Realty LP 4.5% 10/1/26 (b)	1,000,000	970,700
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	787,200
Ventas, Inc. 3.875% 11/15/11 (b)	1,500,000	1,597,500
Washington (REIT) 3.875% 9/15/26	750,000	741,900
		15,161,288
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26	1,000,000	1,016,310
TOTAL FINANCIALS		16,177,598
Nonconvertible Bonds - 5.6%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (d)	1,500,000	1,601,250
Host Marriott LP 7% 8/15/12	1,800,000	1,833,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,700,000	1,678,750
		5,113,750
Household Durables - 1.0%
Beazer Homes USA, Inc.:
8.125% 6/15/16	2,000,000	1,885,000
8.375% 4/15/12	400,000	385,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	977,997
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	380,000
6.25% 1/15/16	700,000	623,000
7.5% 5/15/16	500,000	465,000
7.75% 5/15/13	5,300,000	4,677,250
KB Home:
5.875% 1/15/15	500,000	441,250
6.25% 6/15/15	5,100,000	4,570,875
7.75% 2/1/10	1,700,000	1,734,000
Kimball Hill, Inc. 10.5% 12/15/12	5,020,000	4,844,300
M/I Homes, Inc. 6.875% 4/1/12	1,600,000	1,464,000
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,150,000
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	1,013,164
Standard Pacific Corp. 9.25% 4/15/12	2,400,000	2,328,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15	$ 4,800,000	$ 4,224,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	2,250,000	1,642,500
8.25% 4/1/11 (b)	500,000	460,000
WCI Communities, Inc.:
7.875% 10/1/13	2,150,000	2,064,000
9.125% 5/1/12	2,350,000	2,338,250
		39,667,586
TOTAL CONSUMER DISCRETIONARY		44,781,336
FINANCIALS - 4.1%
Real Estate Investment Trusts - 3.9%
AMB Property LP 3.5% 3/1/09	1,000,000	968,804
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,873,528
Archstone-Smith Trust 5% 8/15/07	4,525,000	4,519,312
Arden Realty LP:
5.2% 9/1/11	500,000	501,880
5.25% 3/1/15	600,000	595,784
7% 11/15/07	1,400,000	1,414,294
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,019,840
AvalonBay Communities, Inc.:
5% 8/1/07	2,025,000	2,022,163
5.5% 1/15/12	1,000,000	1,008,971
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	823,646
6% 4/1/16	1,000,000	1,022,257
BRE Properties, Inc. 5.75% 9/1/09	4,500,000	4,537,706
Camden Property Trust 4.7% 7/15/09	1,000,000	990,211
Colonial Properties Trust 7% 7/14/07	2,750,000	2,761,605
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	407,428
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,000,000	1,948,562
5.375% 10/15/12	500,000	499,739
Duke Realty LP 7.75% 11/15/09	1,000,000	1,061,096
Equity One, Inc.:
6% 9/15/16	1,000,000	1,005,887
6.25% 1/15/17	1,000,000	1,023,835
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Evans Withycombe Residential LP 7.625% 4/15/07	$ 510,000	$ 510,218
Health Care Property Investors, Inc.:
4.875% 9/15/10	700,000	685,828
6% 3/1/15	1,500,000	1,504,236
6% 1/30/17	1,000,000	1,003,288
6.3% 9/15/16	4,500,000	4,612,847
Health Care REIT, Inc. 6.2% 6/1/16	4,500,000	4,581,698
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	480,803
8.125% 5/1/11	608,000	662,270
Highwoods/Forsyth LP 5.85% 3/15/17 (b)	2,000,000	1,987,500
HMB Capital Trust V 8.99% 12/15/36 (b)(d)	4,300,000	3,999,000
Hospitality Properties Trust:
5.625% 3/15/17 (b)	1,540,000	1,516,663
6.75% 2/15/13	1,250,000	1,315,951
Host Hotels & Resorts LP 6.875% 11/1/14	2,000,000	2,040,000
HRPT Properties Trust:
5.95% 3/16/11 (d)	4,000,000	4,000,204
6.5% 1/15/13	1,000,000	1,045,023
iStar Financial, Inc.:
5.6949% 9/15/09 (d)	1,000,000	1,000,083
5.9% 3/16/09 (d)	500,000	503,077
5.95% 10/15/13	1,000,000	1,012,207
Kimco Realty Corp.:
7.46% 5/29/07	1,250,000	1,253,783
7.86% 11/1/07	480,000	485,788
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	229,251
6.5% 7/15/11	3,500,000	3,600,244
New Plan Excel Realty Trust 7.35% 6/15/07	1,750,000	1,753,255
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,800,000	3,842,750
7% 1/15/16	1,658,000	1,670,435
ProLogis Trust 7.1% 4/15/08	1,500,000	1,517,696
Rouse Co. 8% 4/30/09	3,000,000	3,128,472
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	5,500,000	5,603,125
Senior Housing Properties Trust 8.625% 1/15/12	6,550,000	7,205,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	2,060,402
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.: - continued
7.75% 2/22/11	$ 1,000,000	$ 1,075,962
Simon Property Group LP:
3.75% 1/30/09	2,000,000	1,952,412
5.375% 8/28/08	3,000,000	2,999,877
7% 6/15/28 (d)	960,000	978,867
7.125% 9/20/07	1,500,000	1,511,837
Tanger Properties LP 9.125% 2/15/08	1,760,000	1,831,491
Thornburg Mortgage, Inc. 8% 5/15/13	6,450,000	6,385,500
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,387,000
United Dominion Realty Trust, Inc.:
4.5% 3/3/08	2,750,000	2,747,148
6.05% 6/1/13	2,500,000	2,547,843
Ventas Realty LP:
6.5% 6/1/16	3,160,000	3,223,200
6.625% 10/15/14	7,775,000	7,911,063
6.75% 6/1/10	2,400,000	2,454,000
6.75% 4/1/17	2,000,000	2,057,500
8.75% 5/1/09	1,920,000	2,025,600
9% 5/1/12	6,900,000	7,762,500
Vornado Realty Trust 5.625% 6/15/07	2,645,000	2,643,926
Washington (REIT) 6.898% 2/25/18	3,200,000	3,241,469
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	510,206
		156,065,046
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,240,000	1,221,400
7.125% 2/15/13 (b)	1,000,000	985,000
8.125% 6/1/12	1,000,000	1,020,000
Colonial Realty LP 6.05% 9/1/16	1,000,000	1,021,000
ERP Operating LP:
5.2% 4/1/13	1,900,000	1,888,264
6.625% 3/15/12	3,000,000	3,192,903
First Industrial LP 5.75% 1/15/16	1,000,000	997,336
		10,325,903
TOTAL FINANCIALS		166,390,949
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Skilled Healthcare Group, Inc. 11% 1/15/14 (b)	$ 2,000,000	$ 2,225,000
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)(c)	600,000	614,280
Tenet Healthcare Corp. 7.375% 2/1/13	4,000,000	3,720,000
		6,559,280
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,987,196
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12	3,000,000	3,090,000
TOTAL NONCONVERTIBLE BONDS		222,808,761
TOTAL CORPORATE BONDS (Cost $236,913,168)		238,986,359
U.S. Treasury Inflation Protected Obligations - 23.9%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	109,035,700	103,583,484
2.375% 1/15/25	99,422,955	100,026,925
2.375% 1/15/27	45,665,165	46,028,169
3.625% 4/15/28	28,906,647	35,178,674
3.875% 4/15/29	32,379,771	41,100,049
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	12,985,916	12,554,802
1.625% 1/15/15	47,189,864	45,302,430
1.875% 7/15/13	79,211,041	78,182,561
1.875% 7/15/15	46,450,152	45,404,839
2% 1/15/14	54,971,143	54,429,928
2% 7/15/14	57,337,716	56,782,041
2% 1/15/16	59,501,829	58,584,929
2.375% 4/15/11	56,287,440	57,013,723
2.375% 1/15/17	32,116,160	32,584,390
2.5% 7/15/16	45,600,100	46,789,666
3% 7/15/12	55,794,959	58,485,208
3.375% 1/15/12	49,549,280	52,571,044
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3.5% 1/15/11	$ 13,256,946	$ 13,998,220
3.875% 1/15/09	7,960,074	8,249,985
4.25% 1/15/10	9,768,198	10,386,230
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $952,074,860)		957,237,297
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (d)	105,000	105,273
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (b)(d)	750,000	739,219
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	1,097,572
Series 2002-2 Class M2, 9.163% 3/1/33	2,500,000	1,833,490
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	240,415	208,560
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	532,850
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.735% 11/28/39 (b)(d)	850,000	857,395
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (b)(d)	750,000	739,425
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)	750,000	187,500
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	726,147	715,254
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,900,000	1,653,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	754,918	743,865
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6549% 12/15/26 (b)(d)	1,500,000	1,478,250
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (b)(d)	100,000	50,130
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (b)(d)	250,000	233,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.31% 11/21/40 (b)(d)	1,500,000	1,524,540
TOTAL ASSET-BACKED SECURITIES (Cost $13,116,346)		12,699,448
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (b)(d)	$ 2,000,000	$ 1,984,203
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)	625,770	581,749
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(d)	146,013	82,519
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7101% 1/25/19 (b)(d)	103,105	94,357
Class B4, 4.7101% 1/25/19 (b)(d)	206,210	164,575
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(d)	1,500,000	1,508,385
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (b)(d)	994,791	994,791
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 7.57% 12/15/37 (b)(d)	487,776	488,995
RESIX Finance Ltd.:
floater:
Series 2005-C Class B7, 8.42% 9/10/37 (b)(d)	146,845	146,845
Series 2005-D Class B7, 9.57% 12/15/37 (b)(d)	292,665	301,445
Series 2006-A Class B7, 8.82% 3/15/38 (b)(d)	740,008	743,708
Series 2006-B Class B7, 9.17% 7/15/38 (b)(d)	994,791	1,004,739
Series 2007-A Class BB, 8.67% 3/15/37 (b)(d)	799,578	799,578
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,914,021)		8,895,889
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (d)	499,608	499,402
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (b)(d)	462,106	462,527
Series 2005-ESHA Class K, 7.12% 7/14/08 (b)(d)	300,000	299,738
Series 2005-MIB1 Class K, 7.32% 3/15/22 (b)(d)	800,000	799,305
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 7.5041% 5/15/14 (b)(d)	652,274	652,274
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (b)(d)	3,757,000	3,757,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	972,210
Class F, 6.376% 12/15/14 (b)	800,000	790,812
Commercial Mortgage Securities - continued
	Principal Amount	Value
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36	$ 930,000	$ 942,788
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	911,813
Series 1999-C1 Class F, 6.02% 5/15/33 (b)	2,500,000	2,553,623
Series 2000-C1 Class K, 7% 3/15/33 (b)	1,000,000	922,500
Series 2003-J10 Class B2, 6.75% 4/15/29 (d)	1,000,000	1,008,008
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,348,703	2,343,576
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	591,999
Class F, 10.813% 5/20/44 (b)	400,000	399,609
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)	1,150,000	1,156,649
TERRA LNR I Series 2006 1A, Class E 6.99% 6/15/17 (b)(d)	770,000	769,992
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,000,000	2,026,250
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.45% 7/15/42 (d)	5,200,000	5,192,024
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.86% 9/25/26 (b)(d)	3,000,000	2,850,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,507,933)		30,468,837
Common Stocks - 8.7%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Hilton Hotels Corp.	21,600	776,736
Red Lion Hotels Corp. (a)	87,400	1,087,256
Starwood Hotels & Resorts Worldwide, Inc.	184,900	11,990,765
		13,854,757
FINANCIALS - 8.2%
Real Estate Investment Trusts - 8.1%
Acadia Realty Trust (SBI)	102,800	2,679,996
Alexandria Real Estate Equities, Inc.	128,700	12,917,619
AMB Property Corp. (SBI)	33,500	1,969,465
American Financial Realty Trust (SBI)	446,600	4,501,728
Annaly Capital Management, Inc.	478,500	7,407,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	382,300	$ 3,735,071
Archstone-Smith Trust	63,700	3,457,636
AvalonBay Communities, Inc.	64,200	8,346,000
BioMed Realty Trust, Inc.	7,200	189,360
Boston Properties, Inc.	92,500	10,859,500
BRE Properties, Inc. Class A	122,500	7,735,875
British Land Co. PLC	24,300	730,671
Capital Lease Funding, Inc.	226,700	2,427,957
CBL & Associates Properties, Inc.	101,663	4,558,569
CBRE Realty Finance, Inc.	205,400	2,717,442
Cogdell Spencer, Inc.	22,500	474,075
Corporate Office Properties Trust (SBI)	166,900	7,623,992
Cousins Properties, Inc.	33,400	1,097,524
Cypress Sharpridge Investments, Inc. (a)(b)	215,000	2,203,750
DCT Industrial Trust, Inc.	552,900	6,540,807
Developers Diversified Realty Corp.	162,100	10,196,090
DiamondRock Hospitality Co.	17,400	330,600
Douglas Emmett, Inc.	3,900	99,567
Duke Realty LP	325,600	14,153,832
Education Realty Trust, Inc.	36,650	541,687
Equity Lifestyle Properties, Inc.	90,500	4,887,905
Equity One, Inc.	27,000	715,500
Equity Residential (SBI)	385,900	18,611,957
Fieldstone Investment Corp.	196,600	603,562
General Growth Properties, Inc.	340,700	21,998,999
GMH Communities Trust	131,300	1,311,687
Health Care Property Investors, Inc.	83,300	3,001,299
Health Care REIT, Inc.	9,000	395,100
Healthcare Realty Trust, Inc.	28,000	1,044,400
Hersha Hospitality Trust	90,300	1,063,734
Highwoods Properties, Inc. (SBI)	97,400	3,846,326
Home Properties of New York, Inc.	118,800	6,273,828
HomeBanc Mortgage Corp., Georgia	187,700	655,073
Host Hotels & Resorts, Inc.	396,347	10,427,890
Inland Real Estate Corp.	378,300	6,938,022
Innkeepers USA Trust (SBI)	39,500	643,060
Kilroy Realty Corp.	82,200	6,062,250
Kimco Realty Corp.	153,920	7,502,061
MFA Mortgage Investments, Inc.	393,700	3,031,490
Mission West Properties, Inc.	75,200	1,087,392
National Retail Properties, Inc.	32,600	788,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.	69,000	$ 2,156,940
New York Mortgage Trust, Inc.	276,700	702,818
Newcastle Investment Corp.	97,200	2,695,356
Potlatch Corp.	26,200	1,199,436
ProLogis Trust	241,700	15,693,581
Public Storage, Inc.	140,500	13,301,135
Quadra Realty Trust, Inc.	50,700	661,128
Regency Centers Corp.	28,700	2,397,885
Resource Capital Corp.	67,900	1,095,906
Simon Property Group, Inc.	169,700	18,879,125
SL Green Realty Corp.	37,600	5,157,968
Sovran Self Storage, Inc.	44,500	2,465,745
Spirit Finance Corp.	206,600	3,078,340
Strategic Hotel & Resorts, Inc.	80,200	1,834,174
Tanger Factory Outlet Centers, Inc.	136,900	5,529,391
Taubman Centers, Inc.	32,000	1,855,680
Thornburg Mortgage, Inc. (SBI)	5,400	140,400
UDR, Inc.	76,400	2,339,368
Unibail (Reg.)	2,200	666,746
Ventas, Inc.	35,100	1,478,763
Vornado Realty Trust	165,100	19,703,034
Washington (REIT) (SBI)	57,400	2,147,908
		323,566,949
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	82,100	3,308,630
The St. Joe Co.	17,100	894,501
		4,203,131
TOTAL FINANCIALS		327,770,080
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	38,400	1,714,944
Capital Senior Living Corp. (a)	184,300	2,139,723
Emeritus Corp. (a)	36,200	1,221,750
Sun Healthcare Group, Inc. (a)	101,700	1,255,995
		6,332,412
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Geo Group, Inc. (a)	26,700	$ 1,210,044
TOTAL COMMON STOCKS (Cost $326,028,997)		349,167,293
Preferred Stocks - 2.9%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc. Series B, 6.00%	80,000	2,476,480
Health Care REIT, Inc. 7.50%	92,200	2,928,272
HRPT Properties Trust 6.50%	80,000	2,103,440
Lexington Corporate Properties Trust Series C 6.50%	13,800	625,140
The Mills Corp.:
6.75% (b)	8,254	8,532,573
Series F, 6.75%	500	516,875
		17,182,780
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 2.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	41,650
Red Lion Hotels Capital Trust 9.50%	138,465	3,634,706
		3,676,356
Real Estate Investment Trusts - 2.4%
Accredited Mortgage Loan Trust Series A, 9.75%	254,900	4,588,200
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,000	271,100
American Home Mortgage Investment Corp.:
Series A, 9.375%	81,500	2,077,435
Series B, 9.25%	233,544	5,780,214
Annaly Capital Management, Inc. Series A, 7.875%	171,600	4,324,320
Anthracite Capital, Inc. Series C, 9.375%	16,400	421,480
Anworth Mortgage Asset Corp. Series A, 8.625%	214,500	5,373,225
Apartment Investment & Management Co. Series T, 8.00%	80,000	2,030,400
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	256,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	504,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	503,000
CBL & Associates Properties, Inc. Series B, 8.75%	69,000	3,472,080
CenterPoint Properties Trust Series D, 5.377%	5,280	4,329,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	$ 128,800
Cousins Properties, Inc. Series A, 7.75%	49,600	1,269,760
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,265,500
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	68,440	1,711,000
Series G, 8.00%	20,000	509,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,313,900
Series B, 7.875%	36,100	927,770
Duke Realty LP (depositary shares) Series B, 7.99%	10,500	529,200
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	1,746,850
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	1,000,000
Glimcher Realty Trust Series F, 8.75%	30,000	767,100
Hersha Hospitality Trust Series A, 8.00%	40,000	1,028,400
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	226,415	5,298,111
Hospitality Properties Trust:
Series B, 8.875%	53,925	1,383,176
Series C, 7.00%	25,000	617,500
Impac Mortgage Holdings, Inc. Series C, 9.125%	5,300	105,470
Innkeepers USA Trust Series C, 8.00%	53,000	1,330,830
LBA Realty Fund II Series B, 7.625%	9,660	198,030
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,521,600
Lexington Realty Trust 7.55%	40,000	1,012,000
MFA Mortgage Investments, Inc. Series A, 8.50%	232,800	5,829,312
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,158,168
Nationwide Health Properties, Inc. 7.677%	23,400	2,369,484
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,500	1,014,750
Newcastle Investment Corp.:
Series B, 9.75%	81,500	2,059,505
Series D, 8.375%	50,000	1,235,000
NorthStar Realty Finance Corp. Series A 8.75%	20,000	504,400
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,064,000
Parkway Properties, Inc. Series D, 8.00%	80,000	2,064,800
Prime Group Realty Trust Series B, 9.00%	15,500	298,375
Public Storage, Inc. Series I, 7.25%	20,000	516,400
RAIT Investment Trust:
Series A, 7.75%	40,000	940,000
Series B, 8.375%	26,400	660,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Realty Income Corp. 8.25%	100	$ 2,612
Saul Centers, Inc. 8.00%	40,000	1,024,000
Simon Property Group, Inc. Series G, 7.89%	12,000	609,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	3,000,000
Series C, 8.25%	60,000	1,534,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	381,750
Taubman Centers, Inc. Series G, 8.00%	20,000	514,200
The Mills Corp.:
Series B, 9.00%	55,680	1,461,600
Series C, 9.00%	156,500	4,108,125
Series E, 8.75%	88,885	2,329,676
Series G, 7.875%	39,933	1,044,248
		95,319,456
Real Estate Management & Development - 0.0%
Affordable Residential Communties, Inc. Series A, 8.25%	92,800	2,357,120
TOTAL FINANCIALS		101,352,932
TOTAL PREFERRED STOCKS (Cost $115,687,853)		118,535,712
Floating Rate Loans - 0.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5781% 10/25/07 (d)	$ 474,629	474,629
Landry's Seafood Restaurants, Inc. term loan 7.0808% 12/28/10 (d)	265,141	265,141
		739,770
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (d)	59,850	60,224
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (d)	5,000,000	5,025,000
		5,085,224
TOTAL CONSUMER DISCRETIONARY		5,824,994
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.35% 9/29/13 (d)	$ 1,491,253	$ 1,498,709
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 8.125% 2/27/14 (d)	2,620,000	2,649,475
Tranche B 1LN, term loan 9.875% 2/27/13 (d)	1,800,000	1,804,500
		4,453,975
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (d)	1,465,131	1,476,120
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (d)	2,986,842	2,983,109
		4,459,229
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (d)	1,553,625	1,553,625
Tranche M3, term loan 8.82% 1/8/08 (d)	1,242,900	1,242,900
North Las Vegas/Olympia Group Tranche 1, term loan 8.1% 5/9/11 (d)	198,324	198,819
Tishman Speyer Properties term loan 7.07% 12/27/12 (d)	200,000	200,750
		3,196,094
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (d)	1,496,250	1,501,861
TOTAL FINANCIALS		13,611,159
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 8.61% 3/10/13 (d)	3,970,000	3,970,000
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (d)	992,424	997,386
		4,967,386
Floating Rate Loans - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8926% 3/6/14 (d)	$ 160,000	$ 160,200
TOTAL FLOATING RATE LOANS (Cost $25,977,159)		26,062,448
Commodity-Linked Notes - 8.8%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	13,330,000	13,124,013
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	19,800,000	21,664,956
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,670,000	7,442,166
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,000,000	4,512,049
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,500,000	9,338,939
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	15,100,000	18,031,793
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,000,000	7,515,835
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	2,600,000	3,297,802
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 3,340,000	$ 4,069,440
Master Note, one-month U.S. dollar LIBOR minus .15% due 4/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,670,000	6,030,774
Master Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,300,000	2,941,728
Master Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	1,670,000	1,570,587
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,170,000	7,501,263
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,600,000	8,242,486
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,670,000	9,887,342
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,630,000	5,823,142
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/4/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,070,000	5,280,535
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	1,500,000	1,445,836
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 1,670,000	$ 1,620,911
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,000,000	4,512,879
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	4,000,000	3,971,802
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,550,000	4,531,757
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,210,000	9,077,282
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,200,000	6,809,562
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,650,000	8,768,913
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,000,000	8,617,069
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,670,000	7,005,022
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,070,000	9,602,442
Commodity-Linked Notes - continued
	Principal Amount	Value
Merrill Lynch & Co., Inc.: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 5,000,000	$ 5,552,759
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	15,000,000	19,013,610
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	4,670,000	4,855,760
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	46,250,000	48,984,585
Note, one-month U.S. dollar LIBOR minus .03% due 8/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,340,000	8,759,089
Note, one-month U.S. dollar LIBOR minus .07% due 6/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,340,000	7,517,723
Note, one-month U.S. dollar LIBOR minus .10% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	12,340,000	12,365,225
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,000,000	3,238,445
Note, one-month U.S. dollar LIBOR minus .10% due 7/17/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,340,000	5,824,098
Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	13,300,000	13,394,154
Commodity-Linked Notes - continued
	Principal Amount	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 7/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 5,170,000	$ 5,210,081
Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,150,000	9,937,853
Note, one-month U.S. dollar LIBOR minus .10% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,330,000	7,999,137
TOTAL COMMODITY-LINKED NOTES (Cost $332,870,000)		354,890,844
Fixed-Income Funds - 45.2%
	Shares
Fidelity Floating Rate Central Fund (e)	9,848,046	992,289,114
Fidelity Ultra-Short Central Fund (e)	8,259,718	818,868,443
TOTAL FIXED-INCOME FUNDS (Cost $1,811,716,674)		1,811,157,557
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	1,116,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d)	500,000	507,500
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)(d)	1,650,000	1,318,350
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	1,957,500
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	1,826,000
TOTAL PREFERRED SECURITIES (Cost $7,440,060)		6,725,350
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $75,097,000)	$ 75,129,195	$ 75,097,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,936,344,071)		3,989,924,034
NET OTHER ASSETS - 0.5%		20,605,294
NET ASSETS - 100%		$ 4,010,529,328
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	$ 50,000,000	822,682
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	344,496
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	45,000,000	(409,615)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	231,576
		$ 140,000,000	$ 989,139
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,831,848 or 10.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security is linked to the Dow Jones-AIG Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$75,097,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 51,866,737
Bear Stearns & Co., Inc.	11,374,285
HSBC Securities (USA), Inc.	481,693
Merrill Lynch Government Securities, Inc.	11,374,285
$ 75,097,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 32,943,669
Fidelity Ultra-Short Central Fund	18,506,076
Total	$ 51,449,745

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 273,158,228	$ -	$ 992,289,114	46.4%
Fidelity Ultra-Short Central Fund	505,821,487	315,826,536	-	818,868,443	6.2%
Total	$ 1,221,388,598	$ 588,984,764	$ -	$ 1,811,157,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $75,097,000) - See accompanying schedule: Unaffiliated issuers (cost $2,124,627,397)	$ 2,178,766,477
Fidelity Central Funds (cost $1,811,716,674)	1,811,157,557
Total Investments (cost $3,936,344,071)		$ 3,989,924,034
Cash		213,170
Foreign currency held at value (cost $4,085)		4,085
Receivable for investments sold		1,872,919
Receivable for fund shares sold		5,672,858
Dividends receivable		2,374,734
Interest receivable		16,665,862
Distributions receivable from Fidelity Central Funds		10,088,964
Swap agreements, at value		989,139
Prepaid expenses		1,882
Other receivables		827,195
Total assets		4,028,634,842

Liabilities
Payable for investments purchased Regular delivery	$ 11,218,719
Delayed delivery	612,000
Payable for fund shares redeemed	3,699,694
Accrued management fee	1,866,833
Distribution fees payable	29,364
Other affiliated payables	514,225
Other payables and accrued expenses	164,679
Total liabilities		18,105,514

Net Assets		$ 4,010,529,328
Net Assets consist of:
Paid in capital		$ 3,895,685,349
Undistributed net investment income		47,952,575
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,322,341
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,569,063
Net Assets		$ 4,010,529,328

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,396,692 ÷ 1,673,352 shares)	$ 10.40

Maximum offering price per share (100/95.25 of $10.40)	$ 10.92
Class T: Net Asset Value and redemption price per share ($29,005,588 ÷ 2,790,593 shares)	$ 10.39

Maximum offering price per share (100/96.50 of $10.39)	$ 10.77
Class B: Net Asset Value and offering price per share ($6,562,940 ÷ 632,822 shares)A	$ 10.37

Class C: Net Asset Value and offering price per share ($20,313,459 ÷ 1,962,185 shares)A	$ 10.35

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,706,905,533 ÷ 355,904,154 shares)	$ 10.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,345,116 ÷ 22,139,928 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007

Investment Income
Dividends		$ 7,605,512
Interest		25,436,624
Income from Fidelity Central Funds		51,449,745
Total income		84,491,881

Expenses
Management fee	$ 10,215,995
Transfer agent fees	2,302,510
Distribution fees	165,460
Accounting fees and expenses	658,357
Custodian fees and expenses	32,714
Independent trustees' compensation	5,325
Registration fees	157,472
Audit	85,862
Legal	13,773
Miscellaneous	(1,269)
Total expenses before reductions	13,636,199
Expense reductions	(154,847)	13,481,352
Net investment income		71,010,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,935,556
Foreign currency transactions	401
Swap agreements	519,094
Capital gain distributions from Fidelity Central Funds	87,531
Total net realized gain (loss)		16,542,582
Change in net unrealized appreciation (depreciation) on: Investment securities	82,630,876
Assets and liabilities in foreign currencies	(39)
Swap agreements	989,139
Total change in net unrealized appreciation (depreciation)		83,619,976
Net gain (loss)		100,162,558
Net increase (decrease) in net assets resulting from operations		$ 171,173,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,010,529	$ 72,350,129
Net realized gain (loss)	16,542,582	(5,738,064)
Change in net unrealized appreciation (depreciation)	83,619,976	(29,436,055)
Net increase (decrease) in net assets resulting from operations	171,173,087	37,176,010
Distributions to shareholders from net investment income	(58,641,830)	(34,978,986)
Share transactions - net increase (decrease)	1,005,078,848	2,852,107,184
Redemption fees	17,838	72,674
Total increase (decrease) in net assets	1,117,627,943	2,854,376,882

Net Assets
Beginning of period	2,892,901,385	38,524,503
End of period (including undistributed net investment income of $47,952,575 and undistributed net investment income of $35,583,876, respectively)	$ 4,010,529,328	$ 2,892,901,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.191	.524	.031
Net realized and unrealized gain (loss)	.303	(.329)	.119
Total from investment operations	.494	.195	.150
Distributions from net investment income	(.174)	(.266)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.40	$ 10.08	$ 10.15
Total Return B, C, D	4.97%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.02%	4.71% A
Expenses net of fee waivers, if any	.97% A	1.00%	1.00% A
Expenses net of all reductions	.97% A	.99%	1.00% A
Net investment income	3.75% A	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,397	$ 13,335	$ 3,405
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.189	.517	.030
Net realized and unrealized gain (loss)	.294	(.325)	.120
Total from investment operations	.483	.192	.150
Distributions from net investment income	(.173)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.39	$ 10.08	$ 10.15
Total Return B, C, D	4.86%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01% A	1.05%	4.81% A
Expenses net of fee waivers, if any	1.01% A	1.05%	1.10% A
Expenses net of all reductions	1.01% A	1.05%	1.10% A
Net investment income	3.71% A	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,006	$ 22,825	$ 3,284
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.153	.450	.025
Net realized and unrealized gain (loss)	.295	(.318)	.115
Total from investment operations	.448	.132	.140
Distributions from net investment income	(.138)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.37	$ 10.06	$ 10.14
Total Return B, C, D	4.51%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.74%	5.47% A
Expenses net of fee waivers, if any	1.70% A	1.74%	1.75% A
Expenses net of all reductions	1.70% A	1.73%	1.75% A
Net investment income	3.02% A	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,563	$ 6,002	$ 3,253
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.147	.437	.024
Net realized and unrealized gain (loss)	.298	(.323)	.116
Total from investment operations	.445	.114	.140
Distributions from net investment income	(.135)	(.215)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.35	$ 10.04	$ 10.14
Total Return B, C, D	4.48%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.86%	5.56% A
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85% A
Expenses net of all reductions	1.83% A	1.84%	1.85% A
Net investment income	2.90% A	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,313	$ 16,528	$ 3,467
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.203	.544	.028
Net realized and unrealized gain (loss)	.302	(.317)	.122
Total from investment operations	.505	.227	.150
Distributions from net investment income	(.185)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.42	$ 10.10	$ 10.15
Total Return B, C	5.08%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.80%	4.41% A
Expenses net of fee waivers, if any	.75% A	.80%	.85% A
Expenses net of all reductions	.74% A	.79%	.85% A
Net investment income	3.98% A	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,706,906	$ 2,694,765	$ 21,867
Portfolio turnover rate F	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.201	.540	.032
Net realized and unrealized gain (loss)	.293	(.321)	.118
Total from investment operations	.494	.219	.150
Distributions from net investment income	(.184)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	-
Net asset value, end of period	$ 10.40	$ 10.09	$ 10.15
Total Return B, C	4.97%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.82%	4.55% A
Expenses net of fee waivers, if any	.78% A	.82%	.85% A
Expenses net of all reductions	.78% A	.82%	.85% A
Net investment income	3.94% A	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,345	$ 139,446	$ 3,248
Portfolio turnover rate F	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may

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2. Investments in Fidelity Central Funds - continued

involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 83,278,586
Unrealized depreciation	(28,870,548)
Net unrealized appreciation (depreciation)	$ 54,408,038
Cost for federal income tax purposes	$ 3,935,515,996

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

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4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,031,650,778 and $202,356,970, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the Fund's total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 11,323	$ 3,268
Class T	-%	.25%	32,719	6,200
Class B	.65%	.25%	28,772	25,003
Class C	.75%	.25%	92,646	74,817
			$ 165,460	$ 109,288

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,236
Class T	5,867
Class B*	3,128
Class C*	2,209
$ 16,440

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,953.20
Class T	17,754.14
Class B	5,624.18
Class C	18,310.20
Strategic Real Return	2,095,399.13
Institutional Class	150,470.16
	$ 2,302,510

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,578 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5,444 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,524 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,344. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 138,245
Institutional Class	3,734
$ 141,979

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

9. Other - continued

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 22% and 21%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 77% of the total outstanding shares of the Fund.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class A	$ 238,292	$ 208,517
Class T	417,619	289,389
Class B	84,463	93,989
Class C	232,589	179,234
Strategic Real Return	54,705,602	33,243,282
Institutional Class	2,963,265	964,575
Total	$ 58,641,830	$ 34,978,986

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class A
Shares sold	459,603	1,062,245	$ 4,702,700	$ 10,682,808
Reinvestment of distributions	21,032	18,536	211,207	186,545
Shares redeemed	(129,902)	(93,738)	(1,327,656)	(941,015)
Net increase (decrease)	350,733	987,043	$ 3,586,251	$ 9,928,338
Class T
Shares sold	800,915	2,016,115	$ 8,162,424	$ 20,310,680
Reinvestment of distributions	40,240	27,883	403,939	280,850
Shares redeemed	(315,164)	(103,086)	(3,208,940)	(1,039,256)
Net increase (decrease)	525,991	1,940,912	$ 5,357,423	$ 19,552,274
Class B
Shares sold	89,034	278,611	$ 908,341	$ 2,800,793
Reinvestment of distributions	7,689	8,817	77,098	88,578
Shares redeemed	(60,678)	(11,405)	(617,553)	(114,615)
Net increase (decrease)	36,045	276,023	$ 367,886	$ 2,774,756
Class C
Shares sold	422,078	1,338,035	$ 4,295,271	$ 13,461,519
Reinvestment of distributions	19,562	15,337	195,856	154,041
Shares redeemed	(125,369)	(49,337)	(1,277,935)	(493,981)
Net increase (decrease)	316,271	1,304,035	$ 3,213,192	$ 13,121,579
Strategic Real Return
Shares sold	95,157,431	280,727,948	$ 971,087,909	$ 2,831,792,513
Reinvestment of distributions	5,365,602	3,208,074	53,965,314	32,357,881
Shares redeemed	(11,479,724)	(19,229,121)	(117,086,960)	(193,558,495)
Net increase (decrease)	89,043,309	264,706,901	$ 907,966,263	$ 2,670,591,899
Institutional Class
Shares sold	8,813,791	13,719,322	$ 89,737,766	$ 138,324,336
Reinvestment of distributions	287,199	90,139	2,886,251	909,336
Shares redeemed	(784,066)	(306,458)	(8,036,184)	(3,095,334)
Net increase (decrease)	8,316,924	13,503,003	$ 84,587,833	$ 136,138,338

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of March 31, 2007, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2007 and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007, for the year ended September 30, 2006, and the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2007 and the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007 and for the year ended September 30, 2006 and the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2007

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRS-USAN-0507
1.814980.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
FidelityAdvisor

Strategic Real Return

Fund - Institutional Class

Semiannual Report

March 31, 2007

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,049.70	$ 4.96**
Hypothetical A	$ 1,000.00	$ 1,020.09	$ 4.89**
Class T
Actual	$ 1,000.00	$ 1,048.60	$ 5.16
Hypothetical A	$ 1,000.00	$ 1,019.90	$ 5.09
Class B
Actual	$ 1,000.00	$ 1,045.10	$ 8.67
Hypothetical A	$ 1,000.00	$ 1,016.45	$ 8.55
Class C
Actual	$ 1,000.00	$ 1,044.80	$ 9.33
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
Strategic Real Return
Actual	$ 1,000.00	$ 1,050.80	$ 3.83
Hypothetical A	$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class
Actual	$ 1,000.00	$ 1,049.70	$ 3.99
Hypothetical A	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.97%**
Class T	1.01%
Class B	1.70%
Class C	1.83%
Strategic Real Return	.75%
Institutional Class	.78%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been 1.07% and the expenses paid in the actual and hypothetical examples above would have been $5.47 and $5.39, respectively.

Semiannual Report

Investment Changes

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of March 31, 2007	As of September 30, 2006
Commodity-Linked Notes and Related Investments *	25.2%	24.7%
Inflation-Protected Securities and Related Investments (dagger)	27.9%	29.5%
Floating Rate High Yield	24.8%	24.7%
Real Estate Investments	19.7%	18.5%
Cash & Cash Equivalents	1.9%	1.8%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S. Government and U.S. Government Agency Obligations 25.5%	U.S. Government and U.S. Government Agency Obligations 30.8%
AAA 7.4%	AAA 4.7%
AA 2.1%	AA 0.9%
A 2.1%	A 2.5%
BBB 7.3%	BBB 7.9%
BB and Below 20.6%	BB and Below 22.0%
Structured Notes (including Commodity- Linked Notes) 8.8%	Structured Notes (including Commodity- Linked Notes) 7.3%
Not Rated 8.4%	Not Rated 6.5%
Equities 11.6%	Equities 7.6%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 9.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Prior period ratings categories in the table above have been adjusted to reflect current period categorizations.

Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 11.6%		Stocks 7.6%
	U.S. Government and U.S. Government Agency Obligations 25.5%		U.S. Government and U.S. Government Agency Obligations 30.8%
	Corporate Bonds 10.4%		Corporate Bonds 12.8%
	Asset-Backed Securities 8.4%		Asset-Backed Securities 6.8%
	Structured Notes (including Commodity- Linked Notes) 8.8%		Structured Notes (including Commodity- Linked Notes) 7.3%
	Floating Rate Loans 22.7%		Floating Rate Loans 20.0%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 4.3%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 6.2%		Short-Term Investments and Net Other Assets 9.8%
* Foreign investments	7.9%	** Foreign investments	7.1%
* Futures and Swaps	5.4%	** Futures and Swaps	0.5%
* U.S. Treasury Inflation-Indexed Securities	23.9%	** U.S. Treasury Inflation-Indexed Securities	29.5%

For an unaudited list of the holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 6.0%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24	$ 11,510,000	$ 11,063,988
Biomed Realty LP 4.5% 10/1/26 (b)	1,000,000	970,700
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	787,200
Ventas, Inc. 3.875% 11/15/11 (b)	1,500,000	1,597,500
Washington (REIT) 3.875% 9/15/26	750,000	741,900
		15,161,288
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26	1,000,000	1,016,310
TOTAL FINANCIALS		16,177,598
Nonconvertible Bonds - 5.6%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (d)	1,500,000	1,601,250
Host Marriott LP 7% 8/15/12	1,800,000	1,833,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,700,000	1,678,750
		5,113,750
Household Durables - 1.0%
Beazer Homes USA, Inc.:
8.125% 6/15/16	2,000,000	1,885,000
8.375% 4/15/12	400,000	385,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	977,997
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	380,000
6.25% 1/15/16	700,000	623,000
7.5% 5/15/16	500,000	465,000
7.75% 5/15/13	5,300,000	4,677,250
KB Home:
5.875% 1/15/15	500,000	441,250
6.25% 6/15/15	5,100,000	4,570,875
7.75% 2/1/10	1,700,000	1,734,000
Kimball Hill, Inc. 10.5% 12/15/12	5,020,000	4,844,300
M/I Homes, Inc. 6.875% 4/1/12	1,600,000	1,464,000
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,150,000
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	1,013,164
Standard Pacific Corp. 9.25% 4/15/12	2,400,000	2,328,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15	$ 4,800,000	$ 4,224,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	2,250,000	1,642,500
8.25% 4/1/11 (b)	500,000	460,000
WCI Communities, Inc.:
7.875% 10/1/13	2,150,000	2,064,000
9.125% 5/1/12	2,350,000	2,338,250
		39,667,586
TOTAL CONSUMER DISCRETIONARY		44,781,336
FINANCIALS - 4.1%
Real Estate Investment Trusts - 3.9%
AMB Property LP 3.5% 3/1/09	1,000,000	968,804
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,873,528
Archstone-Smith Trust 5% 8/15/07	4,525,000	4,519,312
Arden Realty LP:
5.2% 9/1/11	500,000	501,880
5.25% 3/1/15	600,000	595,784
7% 11/15/07	1,400,000	1,414,294
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,019,840
AvalonBay Communities, Inc.:
5% 8/1/07	2,025,000	2,022,163
5.5% 1/15/12	1,000,000	1,008,971
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	823,646
6% 4/1/16	1,000,000	1,022,257
BRE Properties, Inc. 5.75% 9/1/09	4,500,000	4,537,706
Camden Property Trust 4.7% 7/15/09	1,000,000	990,211
Colonial Properties Trust 7% 7/14/07	2,750,000	2,761,605
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	407,428
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,000,000	1,948,562
5.375% 10/15/12	500,000	499,739
Duke Realty LP 7.75% 11/15/09	1,000,000	1,061,096
Equity One, Inc.:
6% 9/15/16	1,000,000	1,005,887
6.25% 1/15/17	1,000,000	1,023,835
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Evans Withycombe Residential LP 7.625% 4/15/07	$ 510,000	$ 510,218
Health Care Property Investors, Inc.:
4.875% 9/15/10	700,000	685,828
6% 3/1/15	1,500,000	1,504,236
6% 1/30/17	1,000,000	1,003,288
6.3% 9/15/16	4,500,000	4,612,847
Health Care REIT, Inc. 6.2% 6/1/16	4,500,000	4,581,698
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	480,803
8.125% 5/1/11	608,000	662,270
Highwoods/Forsyth LP 5.85% 3/15/17 (b)	2,000,000	1,987,500
HMB Capital Trust V 8.99% 12/15/36 (b)(d)	4,300,000	3,999,000
Hospitality Properties Trust:
5.625% 3/15/17 (b)	1,540,000	1,516,663
6.75% 2/15/13	1,250,000	1,315,951
Host Hotels & Resorts LP 6.875% 11/1/14	2,000,000	2,040,000
HRPT Properties Trust:
5.95% 3/16/11 (d)	4,000,000	4,000,204
6.5% 1/15/13	1,000,000	1,045,023
iStar Financial, Inc.:
5.6949% 9/15/09 (d)	1,000,000	1,000,083
5.9% 3/16/09 (d)	500,000	503,077
5.95% 10/15/13	1,000,000	1,012,207
Kimco Realty Corp.:
7.46% 5/29/07	1,250,000	1,253,783
7.86% 11/1/07	480,000	485,788
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	229,251
6.5% 7/15/11	3,500,000	3,600,244
New Plan Excel Realty Trust 7.35% 6/15/07	1,750,000	1,753,255
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,800,000	3,842,750
7% 1/15/16	1,658,000	1,670,435
ProLogis Trust 7.1% 4/15/08	1,500,000	1,517,696
Rouse Co. 8% 4/30/09	3,000,000	3,128,472
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	5,500,000	5,603,125
Senior Housing Properties Trust 8.625% 1/15/12	6,550,000	7,205,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	2,060,402
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.: - continued
7.75% 2/22/11	$ 1,000,000	$ 1,075,962
Simon Property Group LP:
3.75% 1/30/09	2,000,000	1,952,412
5.375% 8/28/08	3,000,000	2,999,877
7% 6/15/28 (d)	960,000	978,867
7.125% 9/20/07	1,500,000	1,511,837
Tanger Properties LP 9.125% 2/15/08	1,760,000	1,831,491
Thornburg Mortgage, Inc. 8% 5/15/13	6,450,000	6,385,500
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,387,000
United Dominion Realty Trust, Inc.:
4.5% 3/3/08	2,750,000	2,747,148
6.05% 6/1/13	2,500,000	2,547,843
Ventas Realty LP:
6.5% 6/1/16	3,160,000	3,223,200
6.625% 10/15/14	7,775,000	7,911,063
6.75% 6/1/10	2,400,000	2,454,000
6.75% 4/1/17	2,000,000	2,057,500
8.75% 5/1/09	1,920,000	2,025,600
9% 5/1/12	6,900,000	7,762,500
Vornado Realty Trust 5.625% 6/15/07	2,645,000	2,643,926
Washington (REIT) 6.898% 2/25/18	3,200,000	3,241,469
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	510,206
		156,065,046
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,240,000	1,221,400
7.125% 2/15/13 (b)	1,000,000	985,000
8.125% 6/1/12	1,000,000	1,020,000
Colonial Realty LP 6.05% 9/1/16	1,000,000	1,021,000
ERP Operating LP:
5.2% 4/1/13	1,900,000	1,888,264
6.625% 3/15/12	3,000,000	3,192,903
First Industrial LP 5.75% 1/15/16	1,000,000	997,336
		10,325,903
TOTAL FINANCIALS		166,390,949
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Skilled Healthcare Group, Inc. 11% 1/15/14 (b)	$ 2,000,000	$ 2,225,000
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)(c)	600,000	614,280
Tenet Healthcare Corp. 7.375% 2/1/13	4,000,000	3,720,000
		6,559,280
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,987,196
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12	3,000,000	3,090,000
TOTAL NONCONVERTIBLE BONDS		222,808,761
TOTAL CORPORATE BONDS (Cost $236,913,168)		238,986,359
U.S. Treasury Inflation Protected Obligations - 23.9%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	109,035,700	103,583,484
2.375% 1/15/25	99,422,955	100,026,925
2.375% 1/15/27	45,665,165	46,028,169
3.625% 4/15/28	28,906,647	35,178,674
3.875% 4/15/29	32,379,771	41,100,049
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	12,985,916	12,554,802
1.625% 1/15/15	47,189,864	45,302,430
1.875% 7/15/13	79,211,041	78,182,561
1.875% 7/15/15	46,450,152	45,404,839
2% 1/15/14	54,971,143	54,429,928
2% 7/15/14	57,337,716	56,782,041
2% 1/15/16	59,501,829	58,584,929
2.375% 4/15/11	56,287,440	57,013,723
2.375% 1/15/17	32,116,160	32,584,390
2.5% 7/15/16	45,600,100	46,789,666
3% 7/15/12	55,794,959	58,485,208
3.375% 1/15/12	49,549,280	52,571,044
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3.5% 1/15/11	$ 13,256,946	$ 13,998,220
3.875% 1/15/09	7,960,074	8,249,985
4.25% 1/15/10	9,768,198	10,386,230
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $952,074,860)		957,237,297
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (d)	105,000	105,273
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (b)(d)	750,000	739,219
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	1,097,572
Series 2002-2 Class M2, 9.163% 3/1/33	2,500,000	1,833,490
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	240,415	208,560
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	532,850
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.735% 11/28/39 (b)(d)	850,000	857,395
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (b)(d)	750,000	739,425
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)	750,000	187,500
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	726,147	715,254
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,900,000	1,653,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	754,918	743,865
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6549% 12/15/26 (b)(d)	1,500,000	1,478,250
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (b)(d)	100,000	50,130
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (b)(d)	250,000	233,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.31% 11/21/40 (b)(d)	1,500,000	1,524,540
TOTAL ASSET-BACKED SECURITIES (Cost $13,116,346)		12,699,448
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (b)(d)	$ 2,000,000	$ 1,984,203
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)	625,770	581,749
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(d)	146,013	82,519
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7101% 1/25/19 (b)(d)	103,105	94,357
Class B4, 4.7101% 1/25/19 (b)(d)	206,210	164,575
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(d)	1,500,000	1,508,385
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (b)(d)	994,791	994,791
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 7.57% 12/15/37 (b)(d)	487,776	488,995
RESIX Finance Ltd.:
floater:
Series 2005-C Class B7, 8.42% 9/10/37 (b)(d)	146,845	146,845
Series 2005-D Class B7, 9.57% 12/15/37 (b)(d)	292,665	301,445
Series 2006-A Class B7, 8.82% 3/15/38 (b)(d)	740,008	743,708
Series 2006-B Class B7, 9.17% 7/15/38 (b)(d)	994,791	1,004,739
Series 2007-A Class BB, 8.67% 3/15/37 (b)(d)	799,578	799,578
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,914,021)		8,895,889
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (d)	499,608	499,402
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (b)(d)	462,106	462,527
Series 2005-ESHA Class K, 7.12% 7/14/08 (b)(d)	300,000	299,738
Series 2005-MIB1 Class K, 7.32% 3/15/22 (b)(d)	800,000	799,305
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 7.5041% 5/15/14 (b)(d)	652,274	652,274
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (b)(d)	3,757,000	3,757,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	972,210
Class F, 6.376% 12/15/14 (b)	800,000	790,812
Commercial Mortgage Securities - continued
	Principal Amount	Value
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36	$ 930,000	$ 942,788
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	911,813
Series 1999-C1 Class F, 6.02% 5/15/33 (b)	2,500,000	2,553,623
Series 2000-C1 Class K, 7% 3/15/33 (b)	1,000,000	922,500
Series 2003-J10 Class B2, 6.75% 4/15/29 (d)	1,000,000	1,008,008
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,348,703	2,343,576
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	591,999
Class F, 10.813% 5/20/44 (b)	400,000	399,609
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)	1,150,000	1,156,649
TERRA LNR I Series 2006 1A, Class E 6.99% 6/15/17 (b)(d)	770,000	769,992
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,000,000	2,026,250
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.45% 7/15/42 (d)	5,200,000	5,192,024
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.86% 9/25/26 (b)(d)	3,000,000	2,850,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,507,933)		30,468,837
Common Stocks - 8.7%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Hilton Hotels Corp.	21,600	776,736
Red Lion Hotels Corp. (a)	87,400	1,087,256
Starwood Hotels & Resorts Worldwide, Inc.	184,900	11,990,765
		13,854,757
FINANCIALS - 8.2%
Real Estate Investment Trusts - 8.1%
Acadia Realty Trust (SBI)	102,800	2,679,996
Alexandria Real Estate Equities, Inc.	128,700	12,917,619
AMB Property Corp. (SBI)	33,500	1,969,465
American Financial Realty Trust (SBI)	446,600	4,501,728
Annaly Capital Management, Inc.	478,500	7,407,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	382,300	$ 3,735,071
Archstone-Smith Trust	63,700	3,457,636
AvalonBay Communities, Inc.	64,200	8,346,000
BioMed Realty Trust, Inc.	7,200	189,360
Boston Properties, Inc.	92,500	10,859,500
BRE Properties, Inc. Class A	122,500	7,735,875
British Land Co. PLC	24,300	730,671
Capital Lease Funding, Inc.	226,700	2,427,957
CBL & Associates Properties, Inc.	101,663	4,558,569
CBRE Realty Finance, Inc.	205,400	2,717,442
Cogdell Spencer, Inc.	22,500	474,075
Corporate Office Properties Trust (SBI)	166,900	7,623,992
Cousins Properties, Inc.	33,400	1,097,524
Cypress Sharpridge Investments, Inc. (a)(b)	215,000	2,203,750
DCT Industrial Trust, Inc.	552,900	6,540,807
Developers Diversified Realty Corp.	162,100	10,196,090
DiamondRock Hospitality Co.	17,400	330,600
Douglas Emmett, Inc.	3,900	99,567
Duke Realty LP	325,600	14,153,832
Education Realty Trust, Inc.	36,650	541,687
Equity Lifestyle Properties, Inc.	90,500	4,887,905
Equity One, Inc.	27,000	715,500
Equity Residential (SBI)	385,900	18,611,957
Fieldstone Investment Corp.	196,600	603,562
General Growth Properties, Inc.	340,700	21,998,999
GMH Communities Trust	131,300	1,311,687
Health Care Property Investors, Inc.	83,300	3,001,299
Health Care REIT, Inc.	9,000	395,100
Healthcare Realty Trust, Inc.	28,000	1,044,400
Hersha Hospitality Trust	90,300	1,063,734
Highwoods Properties, Inc. (SBI)	97,400	3,846,326
Home Properties of New York, Inc.	118,800	6,273,828
HomeBanc Mortgage Corp., Georgia	187,700	655,073
Host Hotels & Resorts, Inc.	396,347	10,427,890
Inland Real Estate Corp.	378,300	6,938,022
Innkeepers USA Trust (SBI)	39,500	643,060
Kilroy Realty Corp.	82,200	6,062,250
Kimco Realty Corp.	153,920	7,502,061
MFA Mortgage Investments, Inc.	393,700	3,031,490
Mission West Properties, Inc.	75,200	1,087,392
National Retail Properties, Inc.	32,600	788,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.	69,000	$ 2,156,940
New York Mortgage Trust, Inc.	276,700	702,818
Newcastle Investment Corp.	97,200	2,695,356
Potlatch Corp.	26,200	1,199,436
ProLogis Trust	241,700	15,693,581
Public Storage, Inc.	140,500	13,301,135
Quadra Realty Trust, Inc.	50,700	661,128
Regency Centers Corp.	28,700	2,397,885
Resource Capital Corp.	67,900	1,095,906
Simon Property Group, Inc.	169,700	18,879,125
SL Green Realty Corp.	37,600	5,157,968
Sovran Self Storage, Inc.	44,500	2,465,745
Spirit Finance Corp.	206,600	3,078,340
Strategic Hotel & Resorts, Inc.	80,200	1,834,174
Tanger Factory Outlet Centers, Inc.	136,900	5,529,391
Taubman Centers, Inc.	32,000	1,855,680
Thornburg Mortgage, Inc. (SBI)	5,400	140,400
UDR, Inc.	76,400	2,339,368
Unibail (Reg.)	2,200	666,746
Ventas, Inc.	35,100	1,478,763
Vornado Realty Trust	165,100	19,703,034
Washington (REIT) (SBI)	57,400	2,147,908
		323,566,949
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	82,100	3,308,630
The St. Joe Co.	17,100	894,501
		4,203,131
TOTAL FINANCIALS		327,770,080
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	38,400	1,714,944
Capital Senior Living Corp. (a)	184,300	2,139,723
Emeritus Corp. (a)	36,200	1,221,750
Sun Healthcare Group, Inc. (a)	101,700	1,255,995
		6,332,412
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Geo Group, Inc. (a)	26,700	$ 1,210,044
TOTAL COMMON STOCKS (Cost $326,028,997)		349,167,293
Preferred Stocks - 2.9%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc. Series B, 6.00%	80,000	2,476,480
Health Care REIT, Inc. 7.50%	92,200	2,928,272
HRPT Properties Trust 6.50%	80,000	2,103,440
Lexington Corporate Properties Trust Series C 6.50%	13,800	625,140
The Mills Corp.:
6.75% (b)	8,254	8,532,573
Series F, 6.75%	500	516,875
		17,182,780
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 2.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	41,650
Red Lion Hotels Capital Trust 9.50%	138,465	3,634,706
		3,676,356
Real Estate Investment Trusts - 2.4%
Accredited Mortgage Loan Trust Series A, 9.75%	254,900	4,588,200
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,000	271,100
American Home Mortgage Investment Corp.:
Series A, 9.375%	81,500	2,077,435
Series B, 9.25%	233,544	5,780,214
Annaly Capital Management, Inc. Series A, 7.875%	171,600	4,324,320
Anthracite Capital, Inc. Series C, 9.375%	16,400	421,480
Anworth Mortgage Asset Corp. Series A, 8.625%	214,500	5,373,225
Apartment Investment & Management Co. Series T, 8.00%	80,000	2,030,400
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	256,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	504,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	503,000
CBL & Associates Properties, Inc. Series B, 8.75%	69,000	3,472,080
CenterPoint Properties Trust Series D, 5.377%	5,280	4,329,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	$ 128,800
Cousins Properties, Inc. Series A, 7.75%	49,600	1,269,760
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,265,500
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	68,440	1,711,000
Series G, 8.00%	20,000	509,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,313,900
Series B, 7.875%	36,100	927,770
Duke Realty LP (depositary shares) Series B, 7.99%	10,500	529,200
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	1,746,850
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	1,000,000
Glimcher Realty Trust Series F, 8.75%	30,000	767,100
Hersha Hospitality Trust Series A, 8.00%	40,000	1,028,400
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	226,415	5,298,111
Hospitality Properties Trust:
Series B, 8.875%	53,925	1,383,176
Series C, 7.00%	25,000	617,500
Impac Mortgage Holdings, Inc. Series C, 9.125%	5,300	105,470
Innkeepers USA Trust Series C, 8.00%	53,000	1,330,830
LBA Realty Fund II Series B, 7.625%	9,660	198,030
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,521,600
Lexington Realty Trust 7.55%	40,000	1,012,000
MFA Mortgage Investments, Inc. Series A, 8.50%	232,800	5,829,312
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,158,168
Nationwide Health Properties, Inc. 7.677%	23,400	2,369,484
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,500	1,014,750
Newcastle Investment Corp.:
Series B, 9.75%	81,500	2,059,505
Series D, 8.375%	50,000	1,235,000
NorthStar Realty Finance Corp. Series A 8.75%	20,000	504,400
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,064,000
Parkway Properties, Inc. Series D, 8.00%	80,000	2,064,800
Prime Group Realty Trust Series B, 9.00%	15,500	298,375
Public Storage, Inc. Series I, 7.25%	20,000	516,400
RAIT Investment Trust:
Series A, 7.75%	40,000	940,000
Series B, 8.375%	26,400	660,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Realty Income Corp. 8.25%	100	$ 2,612
Saul Centers, Inc. 8.00%	40,000	1,024,000
Simon Property Group, Inc. Series G, 7.89%	12,000	609,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	3,000,000
Series C, 8.25%	60,000	1,534,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	381,750
Taubman Centers, Inc. Series G, 8.00%	20,000	514,200
The Mills Corp.:
Series B, 9.00%	55,680	1,461,600
Series C, 9.00%	156,500	4,108,125
Series E, 8.75%	88,885	2,329,676
Series G, 7.875%	39,933	1,044,248
		95,319,456
Real Estate Management & Development - 0.0%
Affordable Residential Communties, Inc. Series A, 8.25%	92,800	2,357,120
TOTAL FINANCIALS		101,352,932
TOTAL PREFERRED STOCKS (Cost $115,687,853)		118,535,712
Floating Rate Loans - 0.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5781% 10/25/07 (d)	$ 474,629	474,629
Landry's Seafood Restaurants, Inc. term loan 7.0808% 12/28/10 (d)	265,141	265,141
		739,770
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (d)	59,850	60,224
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (d)	5,000,000	5,025,000
		5,085,224
TOTAL CONSUMER DISCRETIONARY		5,824,994
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.35% 9/29/13 (d)	$ 1,491,253	$ 1,498,709
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 8.125% 2/27/14 (d)	2,620,000	2,649,475
Tranche B 1LN, term loan 9.875% 2/27/13 (d)	1,800,000	1,804,500
		4,453,975
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (d)	1,465,131	1,476,120
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (d)	2,986,842	2,983,109
		4,459,229
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (d)	1,553,625	1,553,625
Tranche M3, term loan 8.82% 1/8/08 (d)	1,242,900	1,242,900
North Las Vegas/Olympia Group Tranche 1, term loan 8.1% 5/9/11 (d)	198,324	198,819
Tishman Speyer Properties term loan 7.07% 12/27/12 (d)	200,000	200,750
		3,196,094
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (d)	1,496,250	1,501,861
TOTAL FINANCIALS		13,611,159
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 8.61% 3/10/13 (d)	3,970,000	3,970,000
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (d)	992,424	997,386
		4,967,386
Floating Rate Loans - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8926% 3/6/14 (d)	$ 160,000	$ 160,200
TOTAL FLOATING RATE LOANS (Cost $25,977,159)		26,062,448
Commodity-Linked Notes - 8.8%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	13,330,000	13,124,013
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	19,800,000	21,664,956
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,670,000	7,442,166
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,000,000	4,512,049
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,500,000	9,338,939
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	15,100,000	18,031,793
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,000,000	7,515,835
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	2,600,000	3,297,802
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 3,340,000	$ 4,069,440
Master Note, one-month U.S. dollar LIBOR minus .15% due 4/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,670,000	6,030,774
Master Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,300,000	2,941,728
Master Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	1,670,000	1,570,587
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,170,000	7,501,263
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,600,000	8,242,486
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,670,000	9,887,342
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,630,000	5,823,142
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/4/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,070,000	5,280,535
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	1,500,000	1,445,836
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 1,670,000	$ 1,620,911
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,000,000	4,512,879
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	4,000,000	3,971,802
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,550,000	4,531,757
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,210,000	9,077,282
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	5,200,000	6,809,562
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	7,650,000	8,768,913
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,000,000	8,617,069
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,670,000	7,005,022
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,070,000	9,602,442
Commodity-Linked Notes - continued
	Principal Amount	Value
Merrill Lynch & Co., Inc.: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 5,000,000	$ 5,552,759
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	15,000,000	19,013,610
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	4,670,000	4,855,760
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	46,250,000	48,984,585
Note, one-month U.S. dollar LIBOR minus .03% due 8/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,340,000	8,759,089
Note, one-month U.S. dollar LIBOR minus .07% due 6/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	8,340,000	7,517,723
Note, one-month U.S. dollar LIBOR minus .10% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	12,340,000	12,365,225
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	3,000,000	3,238,445
Note, one-month U.S. dollar LIBOR minus .10% due 7/17/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,340,000	5,824,098
Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	13,300,000	13,394,154
Commodity-Linked Notes - continued
	Principal Amount	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 7/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	$ 5,170,000	$ 5,210,081
Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	9,150,000	9,937,853
Note, one-month U.S. dollar LIBOR minus .10% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(d)(f)	6,330,000	7,999,137
TOTAL COMMODITY-LINKED NOTES (Cost $332,870,000)		354,890,844
Fixed-Income Funds - 45.2%
	Shares
Fidelity Floating Rate Central Fund (e)	9,848,046	992,289,114
Fidelity Ultra-Short Central Fund (e)	8,259,718	818,868,443
TOTAL FIXED-INCOME FUNDS (Cost $1,811,716,674)		1,811,157,557
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	1,116,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d)	500,000	507,500
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)(d)	1,650,000	1,318,350
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	1,957,500
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	1,826,000
TOTAL PREFERRED SECURITIES (Cost $7,440,060)		6,725,350
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $75,097,000)	$ 75,129,195	$ 75,097,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,936,344,071)		3,989,924,034
NET OTHER ASSETS - 0.5%		20,605,294
NET ASSETS - 100%		$ 4,010,529,328
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	$ 50,000,000	822,682
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	344,496
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	45,000,000	(409,615)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	231,576
		$ 140,000,000	$ 989,139
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,831,848 or 10.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security is linked to the Dow Jones-AIG Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$75,097,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 51,866,737
Bear Stearns & Co., Inc.	11,374,285
HSBC Securities (USA), Inc.	481,693
Merrill Lynch Government Securities, Inc.	11,374,285
$ 75,097,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 32,943,669
Fidelity Ultra-Short Central Fund	18,506,076
Total	$ 51,449,745

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 273,158,228	$ -	$ 992,289,114	46.4%
Fidelity Ultra-Short Central Fund	505,821,487	315,826,536	-	818,868,443	6.2%
Total	$ 1,221,388,598	$ 588,984,764	$ -	$ 1,811,157,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $75,097,000) - See accompanying schedule: Unaffiliated issuers (cost $2,124,627,397)	$ 2,178,766,477
Fidelity Central Funds (cost $1,811,716,674)	1,811,157,557
Total Investments (cost $3,936,344,071)		$ 3,989,924,034
Cash		213,170
Foreign currency held at value (cost $4,085)		4,085
Receivable for investments sold		1,872,919
Receivable for fund shares sold		5,672,858
Dividends receivable		2,374,734
Interest receivable		16,665,862
Distributions receivable from Fidelity Central Funds		10,088,964
Swap agreements, at value		989,139
Prepaid expenses		1,882
Other receivables		827,195
Total assets		4,028,634,842

Liabilities
Payable for investments purchased Regular delivery	$ 11,218,719
Delayed delivery	612,000
Payable for fund shares redeemed	3,699,694
Accrued management fee	1,866,833
Distribution fees payable	29,364
Other affiliated payables	514,225
Other payables and accrued expenses	164,679
Total liabilities		18,105,514

Net Assets		$ 4,010,529,328
Net Assets consist of:
Paid in capital		$ 3,895,685,349
Undistributed net investment income		47,952,575
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,322,341
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,569,063
Net Assets		$ 4,010,529,328

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,396,692 ÷ 1,673,352 shares)	$ 10.40

Maximum offering price per share (100/95.25 of $10.40)	$ 10.92
Class T: Net Asset Value and redemption price per share ($29,005,588 ÷ 2,790,593 shares)	$ 10.39

Maximum offering price per share (100/96.50 of $10.39)	$ 10.77
Class B: Net Asset Value and offering price per share ($6,562,940 ÷ 632,822 shares)A	$ 10.37

Class C: Net Asset Value and offering price per share ($20,313,459 ÷ 1,962,185 shares)A	$ 10.35

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,706,905,533 ÷ 355,904,154 shares)	$ 10.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,345,116 ÷ 22,139,928 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007

Investment Income
Dividends		$ 7,605,512
Interest		25,436,624
Income from Fidelity Central Funds		51,449,745
Total income		84,491,881

Expenses
Management fee	$ 10,215,995
Transfer agent fees	2,302,510
Distribution fees	165,460
Accounting fees and expenses	658,357
Custodian fees and expenses	32,714
Independent trustees' compensation	5,325
Registration fees	157,472
Audit	85,862
Legal	13,773
Miscellaneous	(1,269)
Total expenses before reductions	13,636,199
Expense reductions	(154,847)	13,481,352
Net investment income		71,010,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,935,556
Foreign currency transactions	401
Swap agreements	519,094
Capital gain distributions from Fidelity Central Funds	87,531
Total net realized gain (loss)		16,542,582
Change in net unrealized appreciation (depreciation) on: Investment securities	82,630,876
Assets and liabilities in foreign currencies	(39)
Swap agreements	989,139
Total change in net unrealized appreciation (depreciation)		83,619,976
Net gain (loss)		100,162,558
Net increase (decrease) in net assets resulting from operations		$ 171,173,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,010,529	$ 72,350,129
Net realized gain (loss)	16,542,582	(5,738,064)
Change in net unrealized appreciation (depreciation)	83,619,976	(29,436,055)
Net increase (decrease) in net assets resulting from operations	171,173,087	37,176,010
Distributions to shareholders from net investment income	(58,641,830)	(34,978,986)
Share transactions - net increase (decrease)	1,005,078,848	2,852,107,184
Redemption fees	17,838	72,674
Total increase (decrease) in net assets	1,117,627,943	2,854,376,882

Net Assets
Beginning of period	2,892,901,385	38,524,503
End of period (including undistributed net investment income of $47,952,575 and undistributed net investment income of $35,583,876, respectively)	$ 4,010,529,328	$ 2,892,901,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.191	.524	.031
Net realized and unrealized gain (loss)	.303	(.329)	.119
Total from investment operations	.494	.195	.150
Distributions from net investment income	(.174)	(.266)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.40	$ 10.08	$ 10.15
Total Return B, C, D	4.97%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.02%	4.71% A
Expenses net of fee waivers, if any	.97% A	1.00%	1.00% A
Expenses net of all reductions	.97% A	.99%	1.00% A
Net investment income	3.75% A	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,397	$ 13,335	$ 3,405
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.189	.517	.030
Net realized and unrealized gain (loss)	.294	(.325)	.120
Total from investment operations	.483	.192	.150
Distributions from net investment income	(.173)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.39	$ 10.08	$ 10.15
Total Return B, C, D	4.86%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01% A	1.05%	4.81% A
Expenses net of fee waivers, if any	1.01% A	1.05%	1.10% A
Expenses net of all reductions	1.01% A	1.05%	1.10% A
Net investment income	3.71% A	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,006	$ 22,825	$ 3,284
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.153	.450	.025
Net realized and unrealized gain (loss)	.295	(.318)	.115
Total from investment operations	.448	.132	.140
Distributions from net investment income	(.138)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.37	$ 10.06	$ 10.14
Total Return B, C, D	4.51%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.74%	5.47% A
Expenses net of fee waivers, if any	1.70% A	1.74%	1.75% A
Expenses net of all reductions	1.70% A	1.73%	1.75% A
Net investment income	3.02% A	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,563	$ 6,002	$ 3,253
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.147	.437	.024
Net realized and unrealized gain (loss)	.298	(.323)	.116
Total from investment operations	.445	.114	.140
Distributions from net investment income	(.135)	(.215)	-
Redemption fees added to paid in capital E	- J	.001	-
Net asset value, end of period	$ 10.35	$ 10.04	$ 10.14
Total Return B, C, D	4.48%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.86%	5.56% A
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85% A
Expenses net of all reductions	1.83% A	1.84%	1.85% A
Net investment income	2.90% A	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,313	$ 16,528	$ 3,467
Portfolio turnover rate G	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.203	.544	.028
Net realized and unrealized gain (loss)	.302	(.317)	.122
Total from investment operations	.505	.227	.150
Distributions from net investment income	(.185)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.42	$ 10.10	$ 10.15
Total Return B, C	5.08%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.80%	4.41% A
Expenses net of fee waivers, if any	.75% A	.80%	.85% A
Expenses net of all reductions	.74% A	.79%	.85% A
Net investment income	3.98% A	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,706,906	$ 2,694,765	$ 21,867
Portfolio turnover rate F	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.201	.540	.032
Net realized and unrealized gain (loss)	.293	(.321)	.118
Total from investment operations	.494	.219	.150
Distributions from net investment income	(.184)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	-
Net asset value, end of period	$ 10.40	$ 10.09	$ 10.15
Total Return B, C	4.97%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.82%	4.55% A
Expenses net of fee waivers, if any	.78% A	.82%	.85% A
Expenses net of all reductions	.78% A	.82%	.85% A
Net investment income	3.94% A	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,345	$ 139,446	$ 3,248
Portfolio turnover rate F	27% A	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may

Semiannual Report

2. Investments in Fidelity Central Funds - continued

involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 83,278,586
Unrealized depreciation	(28,870,548)
Net unrealized appreciation (depreciation)	$ 54,408,038
Cost for federal income tax purposes	$ 3,935,515,996

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,031,650,778 and $202,356,970, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the Fund's total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 11,323	$ 3,268
Class T	-%	.25%	32,719	6,200
Class B	.65%	.25%	28,772	25,003
Class C	.75%	.25%	92,646	74,817
			$ 165,460	$ 109,288

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,236
Class T	5,867
Class B*	3,128
Class C*	2,209
$ 16,440

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,953.20
Class T	17,754.14
Class B	5,624.18
Class C	18,310.20
Strategic Real Return	2,095,399.13
Institutional Class	150,470.16
	$ 2,302,510

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,578 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5,444 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,524 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,344. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 138,245
Institutional Class	3,734
$ 141,979

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

9. Other - continued

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 22% and 21%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 77% of the total outstanding shares of the Fund.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class A	$ 238,292	$ 208,517
Class T	417,619	289,389
Class B	84,463	93,989
Class C	232,589	179,234
Strategic Real Return	54,705,602	33,243,282
Institutional Class	2,963,265	964,575
Total	$ 58,641,830	$ 34,978,986

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class A
Shares sold	459,603	1,062,245	$ 4,702,700	$ 10,682,808
Reinvestment of distributions	21,032	18,536	211,207	186,545
Shares redeemed	(129,902)	(93,738)	(1,327,656)	(941,015)
Net increase (decrease)	350,733	987,043	$ 3,586,251	$ 9,928,338
Class T
Shares sold	800,915	2,016,115	$ 8,162,424	$ 20,310,680
Reinvestment of distributions	40,240	27,883	403,939	280,850
Shares redeemed	(315,164)	(103,086)	(3,208,940)	(1,039,256)
Net increase (decrease)	525,991	1,940,912	$ 5,357,423	$ 19,552,274
Class B
Shares sold	89,034	278,611	$ 908,341	$ 2,800,793
Reinvestment of distributions	7,689	8,817	77,098	88,578
Shares redeemed	(60,678)	(11,405)	(617,553)	(114,615)
Net increase (decrease)	36,045	276,023	$ 367,886	$ 2,774,756
Class C
Shares sold	422,078	1,338,035	$ 4,295,271	$ 13,461,519
Reinvestment of distributions	19,562	15,337	195,856	154,041
Shares redeemed	(125,369)	(49,337)	(1,277,935)	(493,981)
Net increase (decrease)	316,271	1,304,035	$ 3,213,192	$ 13,121,579
Strategic Real Return
Shares sold	95,157,431	280,727,948	$ 971,087,909	$ 2,831,792,513
Reinvestment of distributions	5,365,602	3,208,074	53,965,314	32,357,881
Shares redeemed	(11,479,724)	(19,229,121)	(117,086,960)	(193,558,495)
Net increase (decrease)	89,043,309	264,706,901	$ 907,966,263	$ 2,670,591,899
Institutional Class
Shares sold	8,813,791	13,719,322	$ 89,737,766	$ 138,324,336
Reinvestment of distributions	287,199	90,139	2,886,251	909,336
Shares redeemed	(784,066)	(306,458)	(8,036,184)	(3,095,334)
Net increase (decrease)	8,316,924	13,503,003	$ 84,587,833	$ 136,138,338

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of March 31, 2007, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2007 and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007, for the year ended September 30, 2006, and the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2007 and the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007 and for the year ended September 30, 2006 and the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2007

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRSI-USAN-0507
1.814975.101

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 23, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 23, 2007